UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund:

BlackRock Funds III:

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio:

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath 2050 Master Portfolio®

LifePath® 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Bond Index Master Portfolio of Master Investment Portfolio	$117,140,227

Total Investments (Cost — $110,091,359) — 99.9%	117,140,227
Other Assets Less Liabilities — 0.1%	12,972

Net Assets — 100.0%	$117,153,199

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $117,140,227 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	1

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$245,502,755

Total Investments (Cost — $248,047,790) — 99.9%	245,502,755
Other Assets, Less Liabilities — 0.1%	45,850

Net Assets — 100.0%	$245,548,605

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $245,502,755 and 12.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

2	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath Retirement Master Portfolio of Master Investment Portfolio	$693,446,714

Total Investments (Cost — $627,172,410) — 100.4%	693,446,714
Liabilities in Excess of Other Assets — (0.4)%	(3,006,724)

Net Assets — 100.0%	$690,439,990

LifePath Retirement Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $693,446,714 and 52.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	3

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,203,140,450

Total Investments (Cost — $1,072,843,553) — 100.0%	1,203,140,450
Liabilities in Excess of Other Assets — (0.0)%	(397,136)

Net Assets — 100.0%	$1,202,743,314

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,203,140,450 and 55.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

4	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2025 Master Portfolio of Master Investment Portfolio	$113,791

Total Investments (Cost — $103,745) — 103.4%	113,791
Liabilities in Excess of Other Assets — (3.4)%	(3,763)

Net Assets — 100.0%	$110,028

LifePath 2025 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $113,791 and 91.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	5

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2030 Master Portfolio of Master Investment Portfolio	$970,161,998

Total Investments (Cost — $896,776,220) — 100.0%	970,161,998
Liabilities in Excess of Other Assets — (0.0)%	(24,381)

Net Assets — 100.0%	$970,137,617

LifePath 2030 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $970,161,998 and 54.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

6	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2035 Master Portfolio of Master Investment Portfolio	$117,833

Total Investments (Cost — $106,163) — 103.3%	117,833
Liabilities in Excess of Other Assets — (3.3)%	(3,764)

Net Assets — 100.0%	$114,069

LifePath 2035 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $117,833 and 91.3%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	7

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2040 Master Portfolio of Master Investment Portfolio	$748,648,862

Total Investments (Cost — $665,510,026) — 99.3%	748,648,862
Other Assets Less Liabilities — 0.07%	523,135

Net Assets — 100.0%	$749,171,997

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $748,648,862 and 55.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

8	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2045 Master Portfolio of Master Investment Portfolio	$116,707

Total Investments (Cost — $103,748) — 103.3%	116,707
Liabilities in Excess of Other Assets — (3.3)%	(3,764)

Net Assets — 100.0%	$112,943

LifePath 2045 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $116,707 and 91.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	9

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2050 Master Portfolio of Master Investment Portfolio	$56,221,439

Total Investments (Cost — $53,686,591) — 99.8%	56,221,439
Other Assets, Less Liabilities — 0.2%	121,366

Net Assets — 100.0%	$56,342,805

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $56,221,439 and 60.4%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

10	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2055 Master Portfolio of Master Investment Portfolio	$117,363

Total Investments (Cost — $103,749) — 87.9%	117,363
Other Assets, Less Liabilities — 12.1%	16,226

Net Assets — 100.0%	$133,589

LifePath 2055 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $117,363 and 91.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	11

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Money Market Master Portfolio of Master Investment Portfolio	$16,581,679,210

Total Investments (Cost — $16,581,679,210) — 100.0%	16,581,679,210
Liabilities in Excess of Other Assets — (0.0)%	(3,088,118)

Net Assets — 100.0%	$16,578,591,092

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $16,581,679,210 and 94.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

12	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Prime Money Market Master Portfolio of Master Investment Portfolio	$9,956,016,035

Total Investments (Cost — $9,956,016,035) — 100.0%	9,956,016,035
Liabilities in Excess of Other Assets — (0.0)%	(1,966,870)

Net Assets — 100.0%	$9,954,049,165

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $9,956,016,035 and 88.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	13

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Government Money Market Master Portfolio of Master Investment Portfolio	$72,089,106

Total Investments (Cost — $72,089,106) — 100.0%	72,089,106
Liabilities in Excess of Other Assets — (0.0)%	(11,302)

Net Assets — 100.0%	$72,077,804

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $72,089,106 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

14	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Treasury Money Market Master Portfolio of Master Investment Portfolio	$4,691,929,991

Total Investments (Cost — $4,691,929,991) — 100.0%	4,691,929,991
Liabilities in Excess of Other Assets — (0.0)%	(647,929)

Net Assets — 100.0%	$4,691,282,062

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,691,929,991 and 98.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

SEPTEMBER 30, 2010	15

Schedule of Investments September 30, 2010 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust,
Series 2008-A1, Class A1, 5.35%, 2/07/20	$170	$201,131

Total Asset-Backed Securities — 0.2%		201,131

Corporate Bonds
Aerospace & Defense — 0.3%
The Boeing Co.,
6.13%, 2/15/33	100	118,193
Honeywell International, Inc.,
5.30%, 3/01/18	100	116,965
United Technologies Corp.,
6.05%, 6/01/36	100	118,376

		353,534

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19	100	117,706

Beverages — 0.5%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37	100	118,318
Bottling Group, LLC,
4.63%, 11/15/12	100	107,645
Coca-Cola Enterprises, Inc.,
8.50%, 2/01/22	100	142,454
Diageo Capital Plc,
5.20%, 1/30/13	150	163,475

		531,892

Biotechnology — 0.1%
Amgen, Inc.,
3.45%, 10/01/20	100	100,781

Capital Markets — 1.7%
The Bank of New York Mellon Corp.,
4.95%, 11/01/12	250	271,144
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	225,508
Credit Suisse First Boston USA:
6.13%, 11/15/11	100	105,803
6.50%, 1/15/12	100	106,989
Deutsche Bank AG,
5.38%, 10/12/12	100	108,821
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	329,498
6.13%, 2/15/33	100	108,792
International Bank for Reconstruction & Development,
2.00%, 4/02/12(a)	250	255,982
Jefferies Group, Inc.,
8.50%, 7/15/19	50	58,055
Morgan Stanley:
5.30%, 3/01/13	150	161,540
5.75%, 10/18/16	225	243,205
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	54,003

		2,029,340

Chemicals — 0.3%
The Dow Chemical Co.,
8.55%, 5/15/19	100	126,269
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	150,568
Praxair, Inc.,
4.63%, 3/30/15	100	112,215

		389,052

Commercial Banks — 1.9%
American Express Bank FSB,
5.50%, 4/16/13	250	272,115
BB&T Corp.,
5.25%, 11/01/19	100	107,640
Barclays Bank Plc,
5.00%, 9/22/16	175	191,472
European Investment Bank:
4.88%, 2/16/16	250	290,425
5.13%, 9/13/16	225	265,886
HSBC Holdings Plc,
6.80%, 6/01/38	100	115,984
Korea Development Bank,
3.25%, 3/09/16	100	100,743

16	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
PNC Funding Corp.,
5.63%, 2/01/17(b)	$150	$163,781
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	75,169
Swiss Bank Corp.,
7.00%, 10/15/15	150	169,789
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	56,746
Wells Fargo & Co.,
5.63%, 12/11/17	300	341,696
Westpac Banking Corp.,
4.88%, 11/19/19	50	53,603

		2,205,049

Commercial Services & Supplies — 0.2%
Vanderbilt University,
5.25%, 4/01/19	100	115,858
Waste Management, Inc.,
7.00%, 7/15/28	100	120,577

		236,435

Communications Equipment — 0.1%
Cisco Systems, Inc.,
4.95%, 2/15/19	100	114,402

Computers & Peripherals — 0.5%
Dell, Inc.,
5.65%, 4/15/18	75	86,268
Hewlett-Packard Co.,
4.75%, 6/02/14	150	168,135
International Business Machines Corp.,
4.75%, 11/29/12	250	271,829

		526,232

Consumer Finance — 0.2%
Capital One Financial Corp.,
6.75%, 9/15/17	100	120,190
HSBC Finance Corp.,
5.50%, 1/19/16	100	109,824

		230,014

Diversified Financial Services — 2.8%
Bank of America Corp.:
3.13%, 6/15/12	1,000	1,041,994
7.75%, 8/15/15	250	289,745
Citigroup, Inc.:
5.30%, 10/17/12	100	106,570
6.50%, 8/19/13	150	165,731
6.63%, 6/15/32	100	103,342
6.88%, 3/05/38	100	111,693
General Electric Capital Corp.:
5.63%, 5/01/18	300	332,993
4.38%, 9/16/20	50	50,248
Series G, 6.00%, 8/07/19	250	281,296
JPMorgan Chase & Co.:
1.65%, 9/30/13	150	150,261
6.40%, 5/15/38	100	119,642
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	214,662
6.11%, 1/29/37	100	97,772
SLM Corp.,
8.45%, 6/15/18	100	101,006
US Bancorp,
1.38%, 9/13/13	100	100,459

		3,267,414

Diversified Telecommunication Services — 1.0%
AT&T Corp.,
8.00%, 11/15/31	4	5,351
AT&T, Inc.:
5.10%, 9/15/14	300	336,835
5.35%, 9/01/40(c)	113	113,532
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	140,025
Embarq Corp.,
7.08%, 6/01/16	100	111,141
Telecom Italia Capital SA,
5.25%, 11/15/13	150	161,160
Telefonica Europe BV,
8.25%, 9/15/30	50	65,881
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	129,107

SEPTEMBER 30, 2010	17

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
Verizon Pennsylvania, Inc.,	$150	$157,491
5.65%, 11/15/11

		1,220,523

Electric Utilities — 1.4%
Alabama Power Co.,
5.50%, 10/15/17	100	115,276
Arizona Public Service Co.,
6.50%, 3/01/12	100	106,906
Commonwealth Edison Co.,
5.90%, 3/15/36	50	55,756
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	125,748
Consumers Energy Co.,
5.00%, 2/15/12	150	157,746
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	119,190
Entergy Corp.,
3.63%, 9/15/15	50	50,605
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	100	117,599
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	110,782
Northern States Power Co,
8.00%, 8/28/12	100	113,225
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	51,186
Southern California Edison Co.,
5.00%, 1/15/16	100	114,375
The Toledo Edison Co.,
6.15%, 5/15/37	100	111,003
Union Electric Co.,
6.70%, 2/01/19	150	182,367
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	108,173

		1,639,937

Electrical Equipment — 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	114,141

Energy Equipment & Services — 0.2%
Halliburton Co.,
6.15%, 9/15/19(a)	100	119,351
Transocean, Inc.,
5.25%, 3/15/13	100	105,171

		224,522

Food & Staples Retailing — 0.2%
CVS Caremark Corp.,
6.60%, 3/15/19	100	121,350
The Kroger Co.,
6.15%, 1/15/20	100	118,826

		240,176

Food Products — 0.4%
Archer Daniels Midland Co.,
8.38%, 4/15/17	150	197,298
Corn Products International, Inc.,
3.20%, 11/01/15	50	51,068
Kraft Foods, Inc.,
6.13%, 8/23/18	150	177,259

		425,625

Health Care Equipment & Supplies — 0.3%
Covidien International Finance SA,
6.55%, 10/15/37	125	156,196
Hospira, Inc.,
6.05%, 3/30/17	125	143,555

		299,751

Health Care Providers & Services — 0.3%
Aetna, Inc.,
6.75%, 12/15/37	50	58,238
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	50,937
UnitedHealth Group, Inc.,
6.88%, 2/15/38	100	119,648
WellPoint, Inc.,
5.25%, 1/15/16	150	168,226

		397,049

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.,
3.50%, 7/15/20	100	102,754

18	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Hotels, Restaurants & Leisure (concluded)
Yum! Brands, Inc.,	$100	$111,523
5.30%, 9/15/19

		214,277

Household Durables — 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	119,068

Household Products — 0.1%
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	52,207

Industrial Conglomerates — 0.1%
General Electric Co.,
5.00%, 2/01/13	100	108,594
Tyco International Finance SA,
4.13%, 10/15/14	50	54,422

		163,016

Insurance — 0.5%
American International Group, Inc.,
8.25%, 8/15/18	100	116,500
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	110,765
Genworth Financial, Inc.,
7.70%, 6/15/20	50	52,940
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	93,436
MetLife, Inc.,
5.00%, 6/15/15	100	110,980
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	117,071

		601,692

Machinery — 0.3%
Caterpillar, Inc.,
5.70%, 8/15/16	100	119,950
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	60,714
John Deere Capital Corp.,
7.00%, 3/15/12	150	163,141

		343,805

Media — 1.1%
CBS Corp.,
5.63%, 8/15/12	200	212,276
COX Communications, Inc.,
5.50%, 10/01/15	100	112,536
Comcast Corp.,
6.45%, 3/15/37	100	111,087
DIRECTV Holdings LLC/DIRECTV Financing Co.,
3.13%, 2/15/16	100	100,974
NBC Universal, Inc.,
4.38%, 4/01/21(c)	100	101,218
News America, Inc.,
6.20%, 12/15/34	100	108,027
TCI Communications, Inc.,
8.75%, 8/01/15	50	62,934
Time Warner Cable, Inc.:
7.50%, 4/01/14	50	58,932
6.55%, 5/01/37	100	112,778
Time Warner, Inc.,
7.70%, 5/01/32	100	124,962
Viacom, Inc.,
6.88%, 4/30/36	100	117,399
The Walt Disney Co.,
6.38%, 3/01/12	100	107,909

		1,331,032

Metals & Mining — 0.6%
Alcoa, Inc.,
5.90%, 2/01/27	150	147,824
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	108,729
Rio Tinto Alcan, Inc.,
4.88%, 9/15/12	150	159,651
Teck Resources Ltd.,
6.00%, 8/15/40	100	104,894
Vale Overseas Ltd.,
6.88%, 11/21/36	100	114,246

		635,344

Multi-Utilities — 0.2%
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	113,365

SEPTEMBER 30, 2010	19

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Multi-Utilities (concluded)
San Diego Gas & Electric Co.,
6.13%, 9/15/37	$100	$123,271

		236,636

Multiline Retail — 0.2%
Target Corp.,
6.50%, 10/15/37	100	122,429
Wal-Mart Stores, Inc.,
3.63%, 7/08/20	150	156,789

		279,218

Office Electronics — 0.1%
Xerox Corp.,
5.63%, 12/15/19	100	111,927

Oil, Gas & Consumable Fuels — 2.0%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	100	121,962
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	100,120
Apache Corp.,
6.00%, 1/15/37	100	113,413
BP Capital Markets Plc,
3.63%, 5/08/14	100	103,446
ConocoPhillips,
4.60%, 1/15/15(a)	200	224,620
Energy Transfer Partners LP,
9.70%, 3/15/19	150	198,998
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	225,825
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	107,958
Marathon Oil Corp.,
6.13%, 3/15/12	150	160,371
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	114,404
Nabors Industries, Inc.,
5.00%, 9/15/20(c)	50	50,714
Petrobras International Finance Co.,
5.75%, 1/20/20	150	166,057
Shell International Finance BV,
4.38%, 3/25/20	100	110,076
Statoil ASA,
5.10%, 8/17/40	100	107,085
Suncor Energy, Inc.,
6.50%, 6/15/38	100	114,784
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	117,229
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	56,129
Valero Energy Corp.,
6.13%, 2/01/20	75	81,743
XTO Energy, Inc.,
6.25%, 4/15/13	100	113,101

		2,388,035

Paper & Forest Products — 0.1%
International Paper Co.,
7.95%, 6/15/18	75	90,956

Pharmaceuticals — 0.9%
Abbott Laboratories,
5.60%, 11/30/17	150	178,899
AstraZeneca Plc,
5.90%, 9/15/17	100	120,370
Eli Lilly & Co.,
5.50%, 3/15/27	50	56,697
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	50	62,153
Johnson & Johnson,
5.15%, 8/15/12	125	135,576
Merck & Co., Inc.,
5.95%, 12/01/28	100	120,310
Pharmacia Corp.,
6.50%, 12/01/18	150	187,848
Wyeth,
5.50%, 3/15/13	150	166,052

		1,027,905

Real Estate Investment Trusts (REITs) — 0.2%
ERP Operating LP,
4.75%, 7/15/20	100	104,029
HCP, Inc.,
6.00%, 1/30/17	100	106,743

		210,772

Road & Rail — 0.2%
Norfolk Southern Corp.,
7.70%, 5/15/17	150	191,708
Union Pacific Corp.,
6.15%, 5/01/37	50	58,014

		249,722

Software — 0.2%
Microsoft Corp.,
3.00%, 10/01/20	100	99,742

20	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Software (concluded)
Oracle Corp.,
5.75%, 4/15/18	$150	$178,353

		278,095

Specialty Retail — 0.1%
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	111,662

Tobacco — 0.1%
Altria Group, Inc.,
9.25%, 8/06/19	100	134,046

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV,
5.00%, 3/30/20	100	107,854
American Tower Corp.,
5.05%, 9/01/20	25	25,605
Vodafone Group Plc,
7.88%, 2/15/30	100	132,569

		266,028

Total Corporate Bonds — 20.1%		23,509,018

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14	200	212,085
Brazilian Government International Bond:
8.00%, 1/15/18	208	249,063
5.63%, 1/07/41	100	109,750
Inter-American Development Bank,
3.00%, 4/22/14	250	266,746
Israel Government International Bond,
4.63%, 6/15/13	100	107,867
Italian Republic,
6.88%, 9/27/23	200	242,622
KFW:
1.88%, 1/14/13	150	153,977
3.25%, 3/15/13	250	264,935
4.50%, 7/16/18(a)	250	287,663
Mexico Government International Bond:
8.13%, 12/30/19	100	135,250
6.75%, 9/27/34	100	124,250
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	174,149
Panama Government International Bond,
5.20%, 1/30/20	100	110,750
Peruvian Government International Bond,
8.75%, 11/21/33	91	135,363
Poland Government International Bond,
6.38%, 7/15/19	100	117,817
Province of British Columbia Canada,
6.50%, 1/15/26	100	133,311
Province of Quebec Canada,
5.00%, 3/01/16	100	115,635

Total Foreign Agency Obligations — 2.5%		2,941,233

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4, 5.32%, 3/11/12	600	621,842
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2, 5.42%, 5/15/36(d)	500	548,155
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4, 5.44%, 1/10/17	700	737,874
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C3, Class A5, 4.88%, 1/15/42	500	532,368
Series 2005-CB11, Class A2, 5.02%, 4/12/10	19	18,621
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	521,311
Series 2006-C4, Class AM, 5.90%, 6/15/38(d)	475	474,272

		3,454,443

Total Non-Agency Mortgage-Backed Securities — 2.9%		3,454,443

SEPTEMBER 30, 2010	21

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	75	$76,926

Total Preferred Securities — 0.1%		76,926

	Par (000)
Taxable Municipal Bonds
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	$50	55,932
Massachusetts School Building Authority,
5.72%, 8/15/39	100	110,919
Metropolitan Transportation Authority, RB, Build America Bonds,
6.69%, 11/15/40	50	54,589
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	202,221
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	103,605
State of California, GO, Unlimited,
5.45%, 4/01/15	100	107,720
State of California, GO, Unlimited, Build America Bonds, Variable Purpose,
7.55%, 4/01/39	50	54,376
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	100	83,900
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	112,871

Total Taxable Municipal Bonds — 0.7%		886,133

U.S. Government Sponsored Agency Securities
Agency Obligations — 6.3%
Fannie Mae:
0.63%, 9/24/12	400	400,879
2.38%, 7/28/15(a)	600	623,400
2.75%, 2/05/14(a)	300	317,433
4.38%, 3/15/13(a)	850	925,372
4.63%, 10/15/13(a)	900	1,001,013
Federal Farm Credit Bank,
1.88%, 12/07/12	500	513,049
Federal Home Loan Banks:
0.88%, 8/22/12(a)	750	754,767
1.00%, 12/28/11	500	503,752
Financing Corp.,
8.60%, 9/26/19	200	289,080
Freddie Mac:
4.63%, 10/25/12(a)	990	1,073,133
6.25%, 7/15/32	345	463,256
Tennessee Valley Authority,
6.25%, 12/15/17	400	502,779

		7,367,913

Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc.,
2.25%, 12/10/12	250	258,605
General Electric Capital Corp.,
2.20%, 6/08/12	500	514,019

		772,624

Mortgage-Backed Securities — 33.4%
Fannie Mae Mortgage Backed Securities:
2.90%, 10/01/36(d)	925	969,867
4.00%, 5/01/24 - 10/01/40(e)	3,352	3,470,486
4.50%, 5/01/24 - 9/01/40	3,337	3,484,163
5.00%, 1/01/19 - 11/01/33	3,170	3,368,484

22	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
5.50%, 6/01/25 - 5/01/39	$4,358	$4,670,007
5.84%, 11/01/36(d)	307	325,774
6.00%, 3/01/34 - 9/01/39	2,987	3,234,702
6.50%, 7/01/32	798	890,118
7.00%, 2/01/32	116	131,175
Freddie Mac Mortgage Backed Securities:
4.00%, 5/01/19	399	421,780
4.50%, 4/01/18 - 10/01/39	3,837	4,027,272
5.00%, 10/01/18 - 10/01/40(e)	4,820	5,093,042
5.50%, 9/01/22 - 1/01/39	2,162	2,316,139
6.50%, 6/01/31	159	177,072
8.00%, 12/01/24	461	527,327
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39 - 8/20/40	1,941	2,050,617
5.00%, 8/15/38 - 11/15/39	1,689	1,804,842
5.50%, 12/15/32	418	451,978
6.00%, 3/15/35 - 10/15/37	341	372,095
6.50%, 9/15/36	560	621,017
7.50%, 12/15/23	586	666,061

		39,074,018

Total U.S. Government Sponsored Agency Securities — 40.3%		47,214,555

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17(a)	500	717,929
8.75%, 5/15/20	500	769,336
8.75%, 8/15/20	400	618,125
6.25%, 8/15/23	825	1,117,359
7.63%, 2/15/25	195	299,355
6.13%, 11/15/27(a)	700	966,547
6.25%, 5/15/30	165	233,501
3.50%, 2/15/39	600	580,500
4.25%, 5/15/39	175	192,391
4.50%, 8/15/39	200	229,000
4.38%, 11/15/39	300	336,563
4.63%, 2/15/40	730	852,960
4.38%, 5/15/40	150	168,470
3.88%, 8/15/40	100	103,306
U.S. Treasury Notes:
4.63%, 10/31/11	700	732,621
1.00%, 3/31/12	300	302,964
4.88%, 6/30/12	650	701,238
4.38%, 8/15/12(a)	500	537,442
1.75%, 8/15/12	400	410,047
0.38%, 8/31/12(a)	1,500	1,498,887
1.38%, 9/15/12	1,000	1,018,398
1.38%, 11/15/12	500	509,649
1.13%, 12/15/12	500	507,031
1.38%, 1/15/13	1,500	1,529,649
1.75%, 4/15/13	400	412,092
1.38%, 5/15/13	1,250	1,276,175
3.38%, 6/30/13	1,070	1,152,256
3.38%, 7/31/13	400	431,625
1.75%, 1/31/14	700	722,859
4.75%, 5/15/14(a)	175	199,719
2.63%, 7/31/14	450	479,039
2.38%, 8/31/14	1,250	1,318,847
4.25%, 11/15/14	900	1,020,305
2.50%, 4/30/15(a)	790	837,523
1.88%, 6/30/15	1,500	1,545,703
1.75%, 7/31/15	250	256,015
1.25%, 8/31/15(a)	1,650	1,649,485

SEPTEMBER 30, 2010	23

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
1.25%, 9/30/15	$200	$199,719
4.50%, 2/15/16	500	580,156
5.13%, 5/15/16(a)	250	299,375
4.88%, 8/15/16(a)	1,000	1,187,109
4.63%, 11/15/16	250	293,711
2.75%, 11/30/16	750	796,875
4.63%, 2/15/17	150	176,320
2.50%, 6/30/17	2,340	2,437,987
4.75%, 8/15/17	375	445,225
1.88%, 8/31/17(a)	530	529,545
4.25%, 11/15/17	275	318,205
3.88%, 5/15/18	500	564,531
4.00%, 8/15/18	500	568,594
2.75%, 2/15/19	400	414,969
3.63%, 8/15/19	250	274,922
3.38%, 11/15/19	500	538,633
2.63%, 8/15/20(a)	400	403,750

Total U.S. Treasury Obligations — 31.0%		36,264,537

Total Long-Term Investments (Cost — $107,501,921) — 97.8%		114,547,976

	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(b)(f)(g)	16,391,909	16,391,909
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(b)(f)(g)	2,056,874	2,056,874

Total Money Market Funds (Cost — $18,448,783) — 15.7%		18,448,783

Total Investments Before TBA Sale Commitments (Cost — $125,950,704*) — 113.5%		132,996,759

	Par (000)
TBA Sale Commitments(e)
Freddie Mac Mortgage Backed Securities:
5.00%, 10/01/2040	$1,000	(1,050,312)

Total TBA Sale Commitments (Proceeds — $1,053,125) — (0.9)%		(1,050,312)

Total Investments Net of Outstanding TBA Sale Commitments — 112.6%		131,946,447
Liabilities in Excess of Other Assets — (12.6)%		(14,805,934)

Net Assets — 100.0%		$117,140,513

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,134,080

Gross unrealized appreciation	$6,885,731
Gross unrealized depreciation	(73,364)

Net unrealized appreciation	$6,812,367

(a)	All or a portion of this security is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

24	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Bond Index Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold		Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	37,190,435	—	20,798,526	[1]	16,391,909	$16,391,909	—	$35,330
BlackRock Cash Funds:
Prime, SL Agency Shares	4,310,609	—	2,253,735	[1]	2,056,874	$2,056,874	—	$6,274
PNC Funding Corp.	150	—	—		150	$163,781	—	$6,328

[1]	Represents net activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Depreciation
Goldman Sachs & Co.	$1,050,312	$(3,438)
Nomura Securities	$(1,050,312)	$(2,813)
UBS Securities LLC	$1,043,906	—

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(g)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Portfolio Abbreviations:

GO	General Obligations
RB	Revenue Bond

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2010	25

Schedule of Investments (concluded)	Bond Index Master Portfolio

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$201,131	—	$201,131
Corporate Bonds	—	23,509,018	—	23,509,018
Foreign Agency Obligations	—	2,941,233	—	2,941,233
Non-Agency Mortgage-Backed Securities	—	3,454,443	—	3,454,443
Preferred Securities	—	76,926	—	76,926
Taxable Municipal Bonds	—	886,133	—	886,133
U.S. Government Sponsored Agency Securities	—	47,214,555	—	47,214,555
U.S. Treasury Obligations	—	36,264,537	—	36,264,537
Short-Term Securities:
Money Market Funds	$18,448,783	—	—	18,448,783

	18,448,783	114,547,976		132,996,759

Liabilities:
TBA Sale Commitments	—	(1,050,312)	—	(1,050,312)

	—	(1,050,312)	—	(1,050,312)

Total	$18,448,783	$113,497,664	—	$131,946,447

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	U.S. Government Sponsored Agency Securities	Total
Balance, as of December 31, 2009	$1,075,042	$1,075,042
Accrued discounts/premiums	—	—
Net realized gain (loss)	1,379	1,379
Net change in unrealized appreciation/depreciation[1]	2,396	2,396
Purchases	—	—
Sales	(1,078,817)	(1,078,817)
Transfers in2	—	—
Transfers out[2]	—	—

Balance, as of September 30, 2010	—	—

[1]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $0.

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

26	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 11.4%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co.(a)	45,279	$486,749
Johnson Controls, Inc.	125,515	3,828,208

		4,314,957

Automobiles — 0.5%
Ford Motor Co.(a)	641,146	7,847,627
Harley-Davidson, Inc.	43,899	1,248,488

		9,096,115

Distributors — 0.1%
Genuine Parts Co.(b)	29,380	1,310,054

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(a)	23,651	1,214,479
DeVry, Inc.	11,735	577,479
H&R Block, Inc.(b)	57,513	744,793

		2,536,751

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	81,030	3,096,156
Darden Restaurants, Inc.(b)	25,954	1,110,312
International Game Technology	55,566	802,929
Marriott International, Inc., Class A(b)	53,430	1,914,397
McDonald’s Corp.	198,412	14,783,678
Starbucks Corp.	137,968	3,529,222
Starwood Hotels & Resorts Worldwide, Inc.(b)	35,442	1,862,477
Wyndham Worldwide Corp.(b)	33,320	915,300
Wynn Resorts, Ltd.	14,044	1,218,598
Yum! Brands, Inc.(b)	87,056	4,009,799

		33,242,868

Household Durables — 0.4%
D.R. Horton, Inc.	52,212	580,597
Fortune Brands, Inc.(b)	28,401	1,398,181
Harman International Industries, Inc.(a)	12,962	433,060
Leggett & Platt, Inc.(b)	27,505	626,014
Lennar Corp., Class A	29,047	446,743
Newell Rubbermaid, Inc.(b)	51,876	923,912
Pulte Homes, Inc.(a)	62,773	549,892
Stanley Black & Decker, Inc.	30,882	1,892,449
Whirlpool Corp.	14,167	1,146,960

		7,997,808

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(a)	65,951	10,358,264
Expedia, Inc.(b)	38,713	1,092,094
priceline.com, Inc.(a)	9,020	3,142,027

		14,592,385

Leisure Equipment & Products — 0.2%
Eastman Kodak Co.(a)(b)	47,405	199,101
Hasbro, Inc.	26,065	1,160,153

SEPTEMBER 30, 2010	27

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary (continued)
Leisure Equipment & Products (concluded)
Mattel, Inc.	66,251	$1,554,249

		2,913,503

Media — 3.0%
CBS Corp., Class B	126,897	2,012,586
Comcast Corp., Class A	523,197	9,459,402
DIRECTV, Class A(a)	161,585	6,726,784
Discovery Communications, Inc.(a)(b)	53,058	2,310,676
Gannett Co., Inc.	44,468	543,844
Interpublic Group of Cos., Inc.(a)(b)	91,117	913,903
The McGraw-Hill Cos., Inc.(b)	57,302	1,894,404
Meredith Corp.	6,474	215,649
The New York Times Co., Class A(a)	22,861	176,944
News Corp., Class A	425,109	5,551,923
Omnicom Group, Inc.	55,744	2,200,773
Scripps Networks Interactive, Inc., Class A(b)	16,739	796,442
Time Warner Cable, Inc.(b)	66,233	3,575,920
Time Warner, Inc.	209,631	6,425,190
Viacom, Inc., Class B(b)	113,369	4,102,824
The Walt Disney Co.	356,546	11,805,238
The Washington Post Co., Class B(b)	1,092	436,156

		59,148,658

Multiline Retail — 1.9%
Big Lots, Inc.(a)	14,414	479,265
Family Dollar Stores, Inc.	24,943	1,101,483
J.C. Penney Co., Inc.(b)	44,074	1,197,931
Kohl’s Corp.(a)(b)	57,414	3,024,570
Macy’s, Inc.(b)	78,791	1,819,284
Nordstrom, Inc.	31,459	1,170,275
Sears Holdings Corp.(a)(b)	8,255	595,516
Target Corp.(b)	134,491	7,187,199
Wal-Mart Stores, Inc.	372,856	19,955,253

		36,530,776

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,455	647,011
AutoNation, Inc.(a)	11,735	272,839
AutoZone, Inc.(a)(b)	5,313	1,216,199
Bed Bath & Beyond, Inc.(a)(b)	49,192	2,135,425
Best Buy Co., Inc.	64,509	2,633,902
CarMax, Inc.(a)	41,704	1,161,873
GameStop Corp., Class A(a)(b)	28,473	561,203
The Gap, Inc.	81,532	1,519,757
The Home Depot, Inc.(b)	310,443	9,834,834
Limited Brands, Inc.(b)	49,037	1,313,211
Lowe’s Cos., Inc.	261,597	5,830,997
O’Reilly Automotive, Inc.(a)(b)	25,866	1,376,071
Office Depot, Inc.(a)	53,481	246,013
RadioShack Corp.	23,371	498,503
Ross Stores, Inc.(b)	22,259	1,215,787
The Sherwin-Williams Co.(b)	16,746	1,258,294
Staples, Inc.(b)	136,103	2,847,275
The TJX Cos., Inc.(b)	74,691	3,333,459
Tiffany & Co.(b)	23,537	1,106,004
Urban Outfitters, Inc.(a)(b)	24,117	758,238

		39,766,895

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	55,406	2,380,242

28	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary (concluded)
Textiles, Apparel & Luxury Goods (concluded)
NIKE, Inc., Class B(b)	72,035	$5,772,885
Polo Ralph Lauren Corp.	12,152	1,091,978
VF Corp.(b)	16,003	1,296,563

		10,541,668

Total Consumer Discretionary		221,992,438

Consumer Staples — 10.1%
Beverages — 2.7%
Brown-Forman Corp., Class B(b)	19,347	1,192,549
The Coca-Cola Co.	430,526	25,194,382
Coca-Cola Enterprises, Inc.	61,835	1,916,885
Constellation Brands, Inc.(a)(b)	33,031	584,318
Dr Pepper Snapple Group, Inc.	44,622	1,584,974
Molson Coors Brewing Co., Class B	29,460	1,391,101
PepsiCo, Inc.	296,580	19,704,775

		51,568,984

Food & Staples Retailing — 1.4%
CVS Caremark Corp.	253,195	7,968,047
Costco Wholesale Corp.(b)	81,862	5,279,280
The Kroger Co.	119,690	2,592,485
SUPERVALU, Inc.(b)	39,541	455,908
Safeway, Inc.	70,585	1,493,579
Sysco Corp.	109,685	3,128,216
Walgreen Co.(b)	181,418	6,077,503
Whole Foods Market, Inc.(a)	27,238	1,010,802

		28,005,820

Food Products — 1.7%
Archer Daniels Midland Co.	119,182	3,804,289
Campbell Soup Co.(b)	36,076	1,289,717
ConAgra Foods, Inc.	81,962	1,798,246
Dean Foods Co.(a)	34,245	349,641
General Mills, Inc.	119,721	4,374,605
H.J. Heinz Co.(b)	59,342	2,811,031
The Hershey Co.(b)	28,791	1,370,164
Hormel Foods Corp.(b)	12,909	575,741
The J.M. Smucker Co.	22,277	1,348,427
Kellogg Co.(b)	48,590	2,454,281
Kraft Foods, Inc., Class A	325,123	10,033,296
McCormick & Co., Inc.(b)	24,837	1,044,148
Sara Lee Corp.	123,445	1,657,866
Tyson Foods, Inc., Class A	55,325	886,307

		33,797,759

Household Products — 2.3%
Colgate-Palmolive Co.(b)	90,599	6,963,439
The Clorox Co.(b)	25,900	1,729,084
Kimberly-Clark Corp.	76,304	4,963,575
The Procter & Gamble Co.	529,145	31,732,826

		45,388,924

Personal Products — 0.3%
Avon Products, Inc.(b)	79,962	2,567,580
The Estee Lauder Cos., Inc., Class A(b)	21,282	1,345,661

SEPTEMBER 30, 2010	29

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Staples (concluded)
Personal Products (concluded)
Mead Johnson Nutrition Co.	38,131	$2,170,035

		6,083,276

Tobacco — 1.7%
Altria Group, Inc.	388,487	9,331,458
Lorillard, Inc.	28,283	2,271,408
Philip Morris International, Inc.	341,681	19,140,969
Reynolds American, Inc.	31,520	1,871,973

		32,615,808

Total Consumer Staples		197,460,571

Energy — 10.8%
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	80,361	3,423,379
Cameron International Corp.(a)(b)	45,150	1,939,644
Diamond Offshore Drilling, Inc.(b)	12,958	878,164
FMC Technologies, Inc.(a)(b)	22,089	1,508,458
Halliburton Co.	169,798	5,615,220
Helmerich & Payne, Inc.	19,724	798,033
Nabors Industries Ltd.(a)	53,175	960,340
National Oilwell Varco, Inc.	78,123	3,474,130
Rowan Cos., Inc.(a)(b)	21,367	648,702
Schlumberger Ltd.	254,713	15,692,870

		34,938,940

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	92,263	5,263,604
Apache Corp.	67,908	6,638,686
Cabot Oil & Gas Corp.	19,410	584,435
Chesapeake Energy Corp.	121,976	2,762,756
Chevron Corp.	374,812	30,378,513
ConocoPhillips(b)	276,526	15,880,888
CONSOL Energy, Inc.	42,090	1,555,646
Denbury Resources, Inc.(a)(b)	74,427	1,182,645
Devon Energy Corp.(b)	81,131	5,252,421
EOG Resources, Inc.(b)	47,251	4,392,925
El Paso Corp.	131,233	1,624,665
Exxon Mobil Corp.	949,207	58,651,500
Hess Corp.	54,488	3,221,331
Marathon Oil Corp.	132,293	4,378,898
Massey Energy Co.	19,164	594,467
Murphy Oil Corp.(b)	35,753	2,213,826
Noble Energy, Inc.(b)	32,585	2,446,808
Occidental Petroleum Corp.	151,417	11,855,951
Peabody Energy Corp.(b)	50,177	2,459,175
Pioneer Natural Resources Co.(b)	21,623	1,406,144
QEP Resources, Inc.	32,647	983,981
Range Resources Corp.	29,831	1,137,456
Southwestern Energy Co.(a)	64,515	2,157,382
Spectra Energy Corp.(b)	120,799	2,724,017
Sunoco, Inc.	22,475	820,337
Tesoro Corp.	26,597	355,336
Valero Energy Corp.	105,557	1,848,303
The Williams Cos., Inc.	108,989	2,082,780

		174,854,876

Total Energy		209,793,816

30	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financials — 15.4%
Capital Markets — 2.4%
Ameriprise Financial, Inc.	46,450	$2,198,479
The Bank of New York Mellon Corp.	226,317	5,913,663
The Charles Schwab Corp.	184,718	2,567,580
E*Trade Financial Corp.(a)	37,027	538,373
Federated Investors, Inc., Class B(b)	17,095	389,082
Franklin Resources, Inc.	27,312	2,919,653
The The Goldman Sachs Group, Inc.	96,120	13,897,030
Invesco Ltd.	87,265	1,852,636
Janus Capital Group, Inc.	34,576	378,607
Legg Mason, Inc.	28,793	872,716
Morgan Stanley	260,418	6,427,116
Northern Trust Corp.	45,129	2,177,023
State Street Corp.	93,555	3,523,281
T Rowe Price Group, Inc.	47,788	2,392,506

		46,047,745

Commercial Banks — 2.7%
BB&T Corp.	129,177	3,110,582
Comerica, Inc.	32,867	1,221,009
Fifth Third Bancorp	148,442	1,785,757
First Horizon National Corp.(a)	44,004	502,090
Huntington Bancshares, Inc.	133,623	757,642
KeyCorp	164,091	1,306,164
M&T Bank Corp.	15,988	1,307,978
Marshall & Ilsley Corp.	98,346	692,356
PNC Financial Services Group, Inc.(c)	97,943	5,084,221
Regions Financial Corp.	234,119	1,702,045
SunTrust Banks, Inc.	93,194	2,407,201
U.S. Bancorp	357,391	7,726,794
Wells Fargo & Co.	975,605	24,516,954
Zions BanCorp.	32,310	690,142

		52,810,935

Consumer Finance — 0.7%
American Express Co.	195,142	8,201,818
Capital One Financial Corp.	85,149	3,367,643
Discover Financial Services(b)	101,414	1,691,586
SLM Corp.(a)	90,538	1,045,714

		14,306,761

Diversified Financial Services — 4.0%
Bank of America Corp.	1,870,490	24,522,124
CME Group, Inc.	12,531	3,263,699
Citigroup, Inc.(a)	4,428,966	17,272,967
IntercontinentalExchange, Inc.(a)	13,803	1,445,450
JPMorgan Chase & Co.	739,181	28,140,621
Leucadia National Corp.(a)(b)	36,737	867,728
Moody’s Corp.(b)	37,997	949,165
The NASDAQ OMX Group, Inc.(a)	26,847	521,637
NYSE Euronext	48,574	1,387,759

		78,371,150

Insurance — 4.0%
ACE Ltd.	63,172	3,679,769
Aon Corp.(b)	50,276	1,966,294
Aflac, Inc.	87,768	4,538,483
The Allstate Corp.	100,304	3,164,591

SEPTEMBER 30, 2010	31

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financials (concluded)
Insurance (concluded)
American International Group, Inc.(a)(b)	25,188	$984,851
Assurant, Inc.	20,147	819,983
Berkshire Hathaway, Inc., Class B(a)	322,481	26,662,729
Chubb Corp.	58,638	3,341,780
Cincinnati Financial Corp.(b)	30,323	874,819
Genworth Financial, Inc., Class A(a)	91,215	1,114,647
Hartford Financial Services Group, Inc.	82,827	1,900,880
Lincoln National Corp.	59,043	1,412,309
Loews Corp.(b)	59,257	2,245,840
Marsh & McLennan Cos., Inc.(b)	101,124	2,439,111
MetLife, Inc.	169,022	6,498,896
Principal Financial Group, Inc.(b)	59,709	1,547,657
The Progressive Corp.	124,455	2,597,376
Prudential Financial, Inc.	87,056	4,716,694
Torchmark Corp.	14,889	791,201
The Travelers Cos., Inc.(b)	87,614	4,564,689
Unum Group	60,457	1,339,123
XL Group Plc	63,753	1,380,890

		78,582,612

Real Estate Investment Trusts (REITs) — 1.4%
Apartment Investment & Management Co.	21,815	466,405
AvalonBay Communities, Inc.	15,876	1,649,993
Boston Properties, Inc.	25,977	2,159,208
Equity Residential	52,840	2,513,599
HCP, Inc.	57,800	2,079,644
Health Care REIT, Inc.	23,231	1,099,756
Host Hotels & Resorts, Inc.(b)	122,725	1,777,058
Kimco Realty Corp.	75,650	1,191,487
Plum Creek Timber Co., Inc.(b)	30,152	1,064,366
ProLogis	88,876	1,046,959
Public Storage	26,003	2,523,331
Simon Property Group, Inc.	54,587	5,062,398
Ventas, Inc.(b)	29,282	1,510,073
Vornado Realty Trust	30,244	2,586,769

		26,731,046

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(a)	53,982	986,791

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.(b)	98,164	1,203,491
People’s United Financial, Inc.	69,436	908,917

		2,112,408

Total Financials		299,949,448

Health Care — 11.5%
Biotechnology — 1.4%
Amgen, Inc.(a)	178,676	9,846,834
Biogen Idec, Inc.(a)(b)	45,096	2,530,788
Celgene Corp.(a)(b)	85,650	4,934,297
Cephalon, Inc.(a)	14,017	875,221
Genzyme Corp.(a)	47,507	3,363,021
Gilead Sciences, Inc.(a)	156,335	5,567,089

		27,117,250

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	108,937	5,197,384
Becton Dickinson & Co.(b)	43,276	3,206,752

32	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care (concluded)
Health Care Equipment & Supplies (concluded)
Boston Scientific Corp.(a)	282,763	$1,733,337
C.R. Bard, Inc.	17,274	1,406,622
CareFusion Corp.(a)	35,645	885,422
DENTSPLY International, Inc.(b)	26,461	845,958
Hospira, Inc.(a)	31,189	1,778,085
Intuitive Surgical, Inc.(a)	7,336	2,081,517
Medtronic, Inc.(b)	201,311	6,760,023
St. Jude Medical, Inc.(a)(b)	61,032	2,400,999
Stryker Corp.	63,636	3,184,982
Varian Medical Systems, Inc.(a)(b)	22,443	1,357,801
Zimmer Holdings, Inc.(a)	37,463	1,960,439

		32,799,321

Health Care Providers & Services — 2.0%
Aetna, Inc.	77,161	2,439,059
AmerisourceBergen Corp.	51,980	1,593,707
CIGNA Corp.	50,251	1,797,981
Cardinal Health, Inc.(b)	65,749	2,172,347
Coventry Health Care, Inc.(a)	27,659	595,498
DaVita, Inc.(a)(b)	19,182	1,324,134
Express Scripts, Inc.(a)	101,116	4,924,349
Humana, Inc.(a)	31,547	1,584,921
Laboratory Corp. of America Holdings(a)(b)	19,163	1,502,954
McKesson Corp.	48,739	3,011,096
Medco Health Solutions, Inc.(a)	80,839	4,208,478
Patterson Cos., Inc.(b)	18,026	516,445
Quest Diagnostics, Inc.	27,454	1,385,603
Tenet Healthcare Corp.(a)	90,436	426,858
UnitedHealth Group, Inc.	209,584	7,358,494
WellPoint, Inc.(a)	74,518	4,220,700

		39,062,624

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	13,223	1,110,600

Life Sciences Tools & Services — 0.3%
Life Technologies Corp.(a)	34,173	1,595,537
PerkinElmer, Inc.(b)	21,978	508,571
Thermo Fisher Scientific, Inc.(a)	75,953	3,636,630
Waters Corp.(a)(b)	17,179	1,215,929

		6,956,667

Pharmaceuticals — 6.0%
Abbott Laboratories	287,835	15,036,500
Allergan, Inc.	57,325	3,813,832
Bristol-Myers Squibb Co.	319,676	8,666,416
Eli Lilly & Co.	189,169	6,910,344
Forest Laboratories, Inc.(a)	53,228	1,646,342
Johnson & Johnson	513,479	31,815,159
King Pharmaceuticals, Inc.(a)	46,533	463,469
Merck & Co., Inc.	573,718	21,118,560
Mylan, Inc.(a)(b)	57,666	1,084,697
Pfizer, Inc.	1,498,485	25,728,987
Watson Pharmaceuticals, Inc.(a)(b)	20,019	847,004

		117,131,310

Total Health Care		224,177,772

SEPTEMBER 30, 2010	33

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrials — 10.8%
Aerospace & Defense — 2.7%
The Boeing Co.	136,399	$9,075,990
General Dynamics Corp.	70,909	4,453,794
Goodrich Corp.	23,354	1,721,890
Honeywell International, Inc.(b)	143,953	6,325,295
ITT Corp.(b)	34,188	1,601,024
L-3 Communications Holdings, Inc.	21,339	1,542,170
Lockheed Martin Corp.	55,413	3,949,839
Northrop Grumman Corp.	54,688	3,315,733
Precision Castparts Corp.(b)	26,517	3,376,940
Raytheon Co.	69,741	3,187,861
Rockwell Collins, Inc.(b)	29,304	1,706,958
United Technologies Corp.	173,196	12,336,751

		52,594,245

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(b)	30,919	2,161,857
Expeditors International of Washington, Inc.(b)	39,552	1,828,489
FedEx Corp.	58,636	5,013,378
United Parcel Service, Inc., Class B(b)	184,683	12,316,509

		21,320,233

Airlines — 0.1%
Southwest Airlines Co.(b)	139,051	1,817,397

Building Products — 0.0%
Masco Corp.(b)	66,824	735,732

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	20,488	760,515
Cintas Corp.(b)	24,790	682,965
Iron Mountain, Inc.	37,562	839,135
Pitney Bowes, Inc.(b)	38,528	823,729
R.R. Donnelley & Sons Co.(b)	38,453	652,163
Republic Services, Inc.(b)	57,119	1,741,558
Stericycle, Inc.(a)(b)	15,901	1,104,801
Waste Management, Inc.(b)	89,003	3,180,967

		9,785,833

Construction & Engineering — 0.2%
Fluor Corp.(b)	33,323	1,650,488
Jacobs Engineering Group, Inc.(a)(b)	23,437	907,012
Quanta Services, Inc.(a)(b)	39,325	750,321

		3,307,821

Electrical Equipment — 0.6%
Emerson Electric Co.(b)	140,262	7,386,197
First Solar, Inc.(a)(b)	10,048	1,480,573
Rockwell Automation, Inc.(b)	26,444	1,632,388
Roper Industries, Inc.(b)	17,556	1,144,300

		11,643,458

Industrial Conglomerates — 2.5%
3M Co.(b)	132,941	11,527,314
General Electric Co.	1,993,038	32,386,867
Textron, Inc.(b)	51,114	1,050,904

34	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrials (concluded)
Industrial Conglomerates (concluded)
Tyco International Ltd.	92,322	$3,390,987

		48,356,072

Machinery — 2.0%
Caterpillar, Inc.	117,531	9,247,339
Cummins, Inc.	37,058	3,356,714
Danaher Corp.	99,760	4,051,253
Deere & Co.(b)	79,015	5,513,667
Dover Corp.	34,796	1,816,699
Eaton Corp.	31,280	2,580,287
Flowserve Corp.	10,428	1,141,032
Illinois Tool Works, Inc.(b)	93,862	4,413,391
PACCAR, Inc.(b)	67,954	3,271,985
Pall Corp.	21,747	905,545
Parker Hannifin Corp.	30,045	2,104,953
Snap-on, Inc.	10,829	503,657

		38,906,522

Professional Services — 0.1%
Dun & Bradstreet Corp.	9,335	692,097
Equifax, Inc.	23,430	731,016
Monster Worldwide, Inc.(a)	24,194	313,554
Robert Half International, Inc.(b)	27,175	706,550

		2,443,217

Road & Rail — 0.8%
CSX Corp.	70,667	3,909,298
Norfolk Southern Corp.(b)	68,716	4,089,289
Ryder System, Inc.	9,545	408,240
Union Pacific Corp.	92,755	7,587,359

		15,994,186

Trading Companies & Distributors — 0.2%
Fastenal Co.(b)	27,483	1,461,821
W.W. Grainger, Inc.(b)	11,257	1,340,821

		2,802,642

Total Industrials		209,707,358

Information Technology — 18.5%
Communications Equipment — 2.3%
Cisco Systems, Inc.(a)	1,064,661	23,316,076
Harris Corp.	24,055	1,065,396
JDS Uniphase Corp.(a)	41,379	512,686
Juniper Networks, Inc.(a)(b)	96,922	2,941,583
Motorola, Inc.(a)	435,070	3,711,147
QUALCOMM, Inc.	299,238	13,501,618
Tellabs, Inc.(b)	71,333	531,431

		45,579,937

Computers & Peripherals — 6.1%
Apple, Inc.(a)	170,305	48,324,044
Dell, Inc.(a)	315,401	4,087,597
EMC Corp.(a)(b)	382,810	7,774,871
Hewlett-Packard Co.	423,138	17,801,416
International Business Machines Corp.	235,126	31,539,802
Lexmark International, Inc., Class A(a)(b)	14,637	653,103
NetApp, Inc.(a)	66,565	3,314,271

SEPTEMBER 30, 2010	35

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Information Technology (continued)
Computers & Peripherals (concluded)
QLogic Corp.(a)(b)	20,612	$363,596
SanDisk Corp.(a)(b)	43,447	1,592,332
Teradata Corp.(a)	31,186	1,202,532
Western Digital Corp.(a)(b)	42,747	1,213,587

		117,867,151

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc.(a)(b)	64,567	2,154,601
Amphenol Corp., Class A(b)	32,384	1,586,168
Corning, Inc.(b)	291,112	5,321,527
FLIR Systems, Inc.(a)	29,473	757,456
Jabil Circuit, Inc.(b)	36,479	525,663
Molex, Inc.(b)	25,659	537,043

		10,882,458

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	33,853	1,698,743
eBay, Inc.(a)(b)	215,254	5,252,198
Google, Inc., Class A(a)	46,342	24,366,160
VeriSign, Inc.(a)	33,044	1,048,816
Yahoo!, Inc.(a)	251,339	3,561,474

		35,927,391

IT Services — 1.4%
Automatic Data Processing, Inc.	91,320	3,838,180
Cognizant Technology Solutions Corp., Class A(a)	56,091	3,616,187
Computer Sciences Corp.	28,779	1,323,834
Fidelity National Information Services, Inc.	49,149	1,333,413
Fiserv, Inc.(a)	27,722	1,491,998
MasterCard, Inc., Class A(b)	18,052	4,043,648
Paychex, Inc.	59,968	1,648,520
SAIC, Inc.(a)(b)	54,733	874,633
Total System Services, Inc.(b)	30,913	471,114
Visa, Inc., Class A(b)	92,643	6,879,669
The Western Union Co.(b)	122,067	2,156,924

		27,678,120

Office Electronics — 0.1%
Xerox Corp.	257,817	2,668,406

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)(b)	105,619	750,951
Altera Corp.(b)	57,270	1,727,263
Analog Devices, Inc.(b)	55,567	1,743,692
Applied Materials, Inc.(b)	249,061	2,909,033
Broadcom Corp., Class A	83,535	2,956,304
Intel Corp.	1,037,975	19,960,259
KLA-Tencor Corp.	31,434	1,107,420
LSI Corp.(a)	117,506	535,827
Linear Technology Corp.	41,839	1,285,712
MEMC Electronic Materials, Inc.(a)(b)	42,387	505,253
Microchip Technology, Inc.(b)	34,659	1,090,026
Micron Technology, Inc.(a)(b)	159,373	1,149,079
NVIDIA Corp.(a)	106,997	1,249,725
National Semiconductor Corp.(b)	44,650	570,181
Novellus Systems, Inc.(a)(b)	17,103	454,598
Teradyne, Inc.(a)(b)	33,151	369,302
Texas Instruments, Inc.	222,807	6,046,982

36	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.(b)	48,248	$1,283,879

		45,695,486

Software — 3.8%
Adobe Systems, Inc.(a)	97,909	2,560,320
Autodesk, Inc.(a)	42,368	1,354,505
BMC Software, Inc.(a)	32,977	1,334,909
CA, Inc.(b)	72,139	1,523,576
Citrix Systems, Inc.(a)	34,848	2,378,028
Compuware Corp.(a)(b)	41,170	351,180
Electronic Arts, Inc.(a)(b)	61,569	1,011,579
Intuit, Inc.(a)	52,702	2,308,875
McAfee, Inc.(a)	28,244	1,334,811
Microsoft Corp.	1,419,601	34,766,028
Novell, Inc.(a)	65,475	390,886
Oracle Corp.	721,479	19,371,711
Red Hat, Inc.(a)(b)	35,219	1,443,979
Salesforce.com, Inc.(a)	21,794	2,436,569
Symantec Corp.(a)	147,148	2,232,235

		74,799,191

Total Information Technology		361,098,140

Materials — 3.5%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	39,620	3,281,328
Airgas, Inc.	13,881	943,214
CF Industries Holdings, Inc.	13,250	1,265,375
The Dow Chemical Co.(b)	216,216	5,937,291
E.I. du Pont de Nemours & Co.(b)	168,989	7,540,289
Eastman Chemical Co.	13,466	996,484
Ecolab, Inc.(b)	43,491	2,206,733
FMC Corp.(b)	13,511	924,288
International Flavors & Fragrances, Inc.(b)	14,886	722,269
Monsanto Co.(b)	100,750	4,828,947
PPG Industries, Inc.	30,786	2,241,221
Praxair, Inc.	57,056	5,149,875
Sigma-Aldrich Corp.(b)	22,616	1,365,554

		37,402,868

Construction Materials — 0.1%
Vulcan Materials Co.(b)	23,910	882,757

Containers & Packaging — 0.2%
Ball Corp.	17,070	1,004,569
Bemis Co., Inc.	20,342	645,859
Owens-Illinois, Inc.(a)(b)	30,488	855,493
Pactiv Corp.(a)	25,387	837,263
Sealed Air Corp.(b)	29,750	668,780

		4,011,964

Metals & Mining — 1.1%
AK Steel Holding Corp.	20,918	288,878
Alcoa, Inc.(b)	190,366	2,305,332
Allegheny Technologies, Inc.(b)	18,375	853,519
Cliffs Natural Resources, Inc.(b)	25,248	1,613,852
Freeport-McMoRan Copper & Gold, Inc.	87,698	7,488,532
Newmont Mining Corp.(b)	91,788	5,765,204
Nucor Corp.	58,825	2,247,115
Titanium Metals Corp.(a)	16,790	335,129

SEPTEMBER 30, 2010	37

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Materials (concluded)
Metals & Mining (concluded)
United States Steel Corp.(b)	26,762	$1,173,246

		22,070,807

Paper & Forest Products — 0.2%
International Paper Co.	81,466	1,771,886
MeadWestvaco Corp.	31,837	776,186
Weyerhaeuser Co.(b)	99,843	1,573,530

		4,121,602

Total Materials		68,489,998

Telecommunication Services — 3.2%
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,101,545	31,504,187
CenturyLink, Inc.	56,193	2,217,376
Frontier Communications Corp.	184,920	1,510,796
Qwest Communications International, Inc.	324,218	2,032,847
Verizon Communications, Inc.	526,955	17,173,463
Windstream Corp.(b)	90,065	1,106,899

		55,545,568

Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A(a)	74,780	3,833,223
MetroPCS Communications, Inc.(a)(b)	48,811	510,563
Sprint Nextel Corp.(a)(b)	556,352	2,575,910

		6,919,696

Total Telecommunication Services		62,465,264

Utilities — 3.6%
Electric Utilities — 1.9%
Allegheny Energy, Inc.	31,616	775,224
American Electric Power Co., Inc.(b)	89,374	3,238,020
Duke Energy Corp.(b)	245,826	4,353,578
Edison International	60,735	2,088,677
Entergy Corp.	34,826	2,665,234
Exelon Corp.(b)	123,220	5,246,707
FPL Group, Inc.	77,520	4,216,313
FirstEnergy Corp.(b)	56,825	2,190,035
Northeast Utilities(b)	32,835	970,931
PPL Corp.	89,986	2,450,319
Pepco Holdings, Inc.	41,733	776,234
Pinnacle West Capital Corp.	20,251	835,759
Progress Energy, Inc.(b)	54,541	2,422,711
Southern Co.	154,857	5,766,875

		37,996,617

Gas Utilities — 0.1%
EQT Corp.(b)	27,798	1,002,396
Nicor, Inc.	8,508	389,837
Oneok, Inc.	19,837	893,458

		2,285,691

Independent Power Producers & Energy Traders — 0.2%
The AES Corp.(a)(b)	124,329	1,411,134
Constellation Energy Group, Inc.(b)	37,647	1,213,739

38	SEPTEMBER 30, 2010

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Utilities (concluded)
Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc.(a)	47,251	$983,766

		3,608,639

Multi-Utilities — 1.4%
Ameren Corp.	44,593	1,266,441
CMS Energy Corp.(b)	42,905	773,148
Centerpoint Energy, Inc.(b)	78,611	1,235,765
Consolidated Edison, Inc.(b)	52,687	2,540,567
DTE Energy Co.	31,465	1,445,187
Dominion Resources, Inc.(b)	109,825	4,794,959
Integrys Energy Group, Inc.(b)	14,396	749,456
NiSource, Inc.(b)	51,815	901,581
PG&E Corp.	72,842	3,308,484
Public Service Enterprise Group, Inc.	94,319	3,120,073
SCANA Corp.(b)	21,006	846,962
Sempra Energy	46,204	2,485,775
TECO Energy, Inc.	39,999	692,783
Wisconsin Energy Corp.	21,791	1,259,520
Xcel Energy, Inc.(b)	85,682	1,968,116

		27,388,817

Total Utilities		71,279,764

Total Long-Term Investments (Cost — $1,802,485,065) — 98.8%		1,926,414,569

Short-Term Securities
Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(c)(d)(e)	205,775,302	205,775,302
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29%(c)(d)(e)	39,045,112	39,045,112

		244,820,414

	Par (000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bill, 0.20%, 12/23/10(f)(g)	$7,250	7,247,709

Total Short-Term Securities (Cost — $252,067,790) — 13.0%		252,068,123

Total Investments (Cost — $2,054,552,855) — 111.8%		2,178,482,692
Liabilities in Excess of Other Assets — (11.8)%		(229,392,367)

Net Assets — 100.0%		$1,949,090,325

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,135,793,274

Gross unrealized appreciation	$376,959,969
Gross unrealized depreciation	(334,270,551)

Net unrealized appreciation	$42,689,418

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

SEPTEMBER 30, 2010	39

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	195,914,609	9,860,693	[1]	—	205,775,302	$205,775,302	—	$681,896
BlackRock Cash Funds:
Prime, SL Agency Shares	26,419,811	12,625,301	[1]	—	39,045,112	$39,045,112	—	$116,566
PNC Financial Services Group, Inc.	93,431	17,350		(12,838)	97,943	$5,084,221	$(2,003,958)	$29,337

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
398	S&P 500 INDEX	Chicago	December 2010	$22,620,330	$633,598

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

40	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,926,414,569	—	—	$1,926,414,569
Short-Term Securities:
Money Market Funds	244,820,414	—	—	244,820,414
U.S. Government Obligations	—	$7,247,709	—	7,247,709

Total	$2,171,234,983	$7,247,709	—	$2,178,482,692

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$633,598	—	—	$633,598

Total	$633,598	—	—	$633,598

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

SEPTEMBER 30, 2010	41

Schedule of Investments September 30, 2010 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 70.8%
Active Stock Master Portfolio		$252,614,763
CoreAlpha Bond Master Portfolio		687,654,921

Total Master Portfolios		940,269,684

Exchange-Traded Funds — 28.2%
iShares Barclays TIPS Bond Fund(a)	1,101,684	120,116,607
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	84,636	5,243,200
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	236,048	7,206,545
iShares MSCI Canada Index Fund(a)(b)	411,825	11,543,455
iShares MSCI EAFE Index Fund(a)(b)	1,594,720	87,582,022
iShares MSCI EAFE Small Cap Index Fund(a)(b)	273,404	10,493,246
iShares MSCI Emerging Markets Index Fund(a)(b)	767,739	34,371,675
iShares S&P MidCap 400 Index Fund(a)(b)	852,859	68,296,949
iShares S&P SmallCap 600 Index Fund(a)(b)	498,792	29,473,619

Total Exchange-Traded Funds (Cost — $320,466,583*)		374,327,318

Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(a)(c)(d)	105,772,533	105,772,533
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(a)(c)(d)	20,902,174	20,902,174

Total Money Market Funds (Cost — $126,674,707*)		126,674,707

Total Affiliated Investment Companies — 108.5%		1,441,271,709
Liabilities in Excess of Other Assets — (8.5)%		(113,514,613)

Net Assets — 100.0%		$1,327,757,096

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$447,141,290

Gross unrealized appreciation	$53,860,735
Gross unrealized depreciation	—

Net unrealized appreciation	$53,860,735

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

42	SEPTEMBER 30, 2010

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	88,781,172	16,991,361	[1]	—	105,772,533	$105,772,533	—	$204,348
BlackRock Cash Funds:
Prime, SL Agency Shares	13,810,279	7,091,895	[1]	—	20,902,174	$20,902,174	—	$40,482
iShares Barclays TIPS Bond Fund	1,018,001	83,683		—	1,101,684	$120,116,607	—	$2,029,411
iShares Cohen & Steers Realty Major Index Fund	137,046	—		(52,410)	84,636	$5,243,200	$(677,760)	$146,707
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	—		(195,746)	236,048	$7,206,545	$(1,300,907)	$378,311
iShares MSCI Canada Index Fund	352,758	84,238		(25,171)	411,825	$11,543,455	$(120,707)	$67,836
iShares MSCI EAFE Index Fund	1,402,649	357,836		(165,765)	1,594,720	$87,582,022	$183,537	$1,470,044
iShares MSCI EAFE Small Cap Index Fund	273,404	—		—	273,404	$10,493,246	—	$77,944
iShares MSCI Emerging Markets Index Fund	680,505	150,340		(63,106)	767,739	$34,371,675	$(317,084)	$215,067
iShares S&P MidCap 400 Index Fund	776,111	92,775		(16,027)	852,859	$68,296,949	$101,096	$537,590
iShares S&P SmallCap 600 Index Fund	452,660	73,830		(27,698)	498,792	$29,473,619	$168,999	$199,069

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2010	43

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$374,327,318	—	—	$374,327,318
Master Portfolios	—	$940,269,684	—	940,269,684
Short-Term Securities:
Money Market Funds	126,674,707	—	—	126,674,707

Total	$501,002,025	$940,269,684	—	$1,441,271,709

44	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 64.6%
Active Stock Master Portfolio		$663,394,798
CoreAlpha Bond Master Portfolio		744,796,924

Total Master Portfolios		1,408,191,722

Exchange-Traded Funds — 34.1%
iShares Barclays TIPS Bond Fund(a)	1,099,980	119,930,819
iShares Cohen & Steers Realty Majors Index Fund(a)	544,539	33,734,191
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,651,200	50,411,136
iShares MSCI Canada Index Fund(a)(b)	1,029,926	28,868,826
iShares MSCI EAFE Index Fund(a)(b)	3,937,044	216,222,456
iShares MSCI EAFE Small Cap Index Fund(a)(b)	765,089	29,364,116
iShares MSCI Emerging Markets Index Fund(a)(b)	1,919,957	85,956,475
iShares S&P MidCap 400 Index Fund(a)(b)	1,550,936	124,198,955
iShares S&P SmallCap 600 Index Fund(a)(b)	900,362	53,202,391

Total Exchange-Traded Funds (Cost — $647,502,262*)		741,889,365

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(a)(c)(d)	191,059,825	191,059,825
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(a)(c)(d)	37,843,856	37,843,856

Total Money Market Funds (Cost — $228,903,681*)		228,903,681

Total Affiliated Investment Companies — 109.2%		2,378,984,768

Liabilities in Excess of Other Assets — (9.2)%		(200,184,237)

Net Assets — 100.0%		$2,178,800,531

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$876,405,943

Gross unrealized appreciation	$95,433,219
Gross unrealized depreciation	(1,046,116)

Net unrealized appreciation	$94,387,103

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

SEPTEMBER 30, 2010	45

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	226,175,226	—		(35,115,401)[1]	191,059,825	$191,059,825	—	$441,704
BlackRock Cash Funds:
Prime, SL Agency Shares	35,603,666	2,240,190	[1]	—	37,843,856	$37,843,856	—	$87,782
iShares Barclays TIPS Bond Fund	966,860	133,120		—	1,099,980	$119,930,819	—	$2,006,629
iShares Cohen & Steers Realty Major Index Fund	601,886	51,599		(108,946)	544,539	$33,734,191	$(2,561,408)	$840,480
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950		(424,895)	1,651,200	$50,411,136	$(3,452,986)	$1,998,410
iShares MSCI Canada Index Fund	815,491	214,435		—	1,029,926	$28,868,826	—	$175,825
iShares MSCI EAFE Index Fund	3,290,386	877,809		(231,151)	3,937,044	$216,222,456	$(2,368,451)	$3,577,453
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672		(15,524)	765,089	$29,364,116	$(73,544)	$208,554
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059		(79,713)	1,919,957	$85,956,475	$(440,128)	$516,318
iShares S&P MidCap 400 Index Fund	1,446,958	147,418		(43,440)	1,550,936	$124,198,955	$48,239	$998,086
iShares S&P SmallCap 600 Index Fund	860,207	109,015		(68,860)	900,362	$53,202,391	$(130,117)	$372,427

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

46	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$741,889,365	—	—	$741,889,365
Master Portfolios	—	$1,408,191,722	—	1,408,191,722
Short-Term Securities:
Money Market Funds	228,903,681	—	—	228,903,681

Total	$970,793,046	$1,408,191,722	—	$2,378,984,768

SEPTEMBER 30, 2010	47

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 65.7%
Active Stock Master Portfolio		$46,157
CoreAlpha Bond Master Portfolio		35,807

Total Master Portfolios		81,964

Exchange-Traded Funds — 38.3%
iShares Barclays TIPS Bond Fund(a)	49	5,342
iShares Cohen & Steers Realty Majors Index Fund(a)	38	2,354
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	123	3,755
iShares MSCI Canada Index Fund(a)	64	1,794
iShares MSCI EAFE Index Fund(a)	275	15,103
iShares MSCI EAFE Small Cap Index Fund(a)	49	1,881
iShares MSCI Emerging Markets Index Fund(a)	143	6,402
iShares S&P MidCap 400 Index Fund(a)	101	8,088
iShares S&P SmallCap 600 Index Fund(a)	53	3,132

Total Exchange-Traded Funds (Cost — $42,275*)		47,851

Total Affiliated Investment Companies — 104.0%		129,815
Liabilities in Excess of Other Assets — (4.0)%		(5,044)

Net Assets — 100.0%		$124,771

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$42,275

Gross unrealized appreciation	$5,576
Gross unrealized depreciation	—

Net unrealized appreciation	$5,576

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

48	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
iShares Barclays TIPS Bond Fund	—	49	—	49	$5,342	—	$23
iShares Cohen & Steers Realty Major Index Fund	—	38	—	38	$2,354	—	$17
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	123	—	123	$3,755	—	$30
iShares MSCI Canada Index Fund	—	64	—	64	$1,794	—	—
iShares MSCI EAFE Index Fund	—	292	(17)	275	$15,103	$99	—
iShares MSCI EAFE Small Cap Index Fund	—	49	—	49	$1,881	—	—
iShares MSCI Emerging Markets Index Fund	—	143	—	143	$6,402	—	—
iShares S&P MidCap 400 Index Fund	—	101	—	101	$8,088	—	$25
iShares S&P SmallCap 600 Index Fund	—	53	—	53	$3,132	—	$8

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$47,851	—	—	$47,851
Master Portfolios	—	$81,964	—	81,964

Total	$47,851	$81,964	—	$129,815

SEPTEMBER 30, 2010	49

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 60.2%
Active Stock Master Portfolio		$691,918,994
CoreAlpha Bond Master Portfolio		384,602,394

Total Master Portfolios		1,076,521,388

Exchange-Traded Funds — 39.1%
iShares Barclays TIPS Bond Fund(a)	519,536	56,645,010
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	680,971	42,186,153
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,128,614	64,986,585
iShares MSCI Canada Index Fund(a)(b)	1,006,603	28,215,082
iShares MSCI EAFE Index Fund(a)(b)	4,108,692	225,649,365
iShares MSCI EAFE Small Cap Index Fund(a)(b)	784,713	30,117,285
iShares MSCI Emerging Markets Index Fund(a)(b)	1,988,809	89,038,979
iShares S&P MidCap 400 Index Fund(a)	1,410,535	112,955,643
iShares S&P SmallCap 600 Index Fund(a)(b)	834,779	49,327,091

Total Exchange-Traded Funds (Cost — $618,973,742*)		699,121,193

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(a)(c)(d)	263,118,153	263,118,153
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(a)(c)(d)	52,604,909	52,604,909

Total Money Market Funds (Cost — $315,723,062*)		315,723,062

Total Affiliated Investment Companies — 116.9%		2,091,365,643
Liabilities in Excess of Other Assets — (16.9)%		(302,420,184)

Net Assets — 100.0%		$1,788,945,459

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$934,696,804

Gross unrealized appreciation	$80,833,405
Gross unrealized depreciation	(685,954)

Net unrealized appreciation	$80,147,451

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

50	SEPTEMBER 30, 2010

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	217,065,536	46,052,617	[1]	—	263,118,153	$263,118,153	—	$454,514
BlackRock Cash Funds:
Prime, SL Agency Shares	34,450,272	18,154,637	[1]	—	52,604,909	$52,604,909	—	$90,555
iShares Barclays TIPS Bond Fund	432,362	98,274		(11,100)	519,536	$56,645,010	$5,290	$949,048
iShares Cohen & Steers Realty Major Index Fund	736,816	35,088		(90,933)	680,971	$42,186,153	$(2,146,884)	$1,013,010
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,218,125	269,005		(358,516)	2,128,614	$64,986,585	$(2,986,296)	$2,411,064
iShares MSCI Canada Index Fund	822,796	183,807		—	1,006,603	$28,215,082	—	$181,669
iShares MSCI EAFE Index Fund	3,306,532	925,891		(123,731)	4,108,692	$225,649,365	$(2,172,651)	$3,634,089
iShares MSCI EAFE Small Cap Index Fund	615,291	169,422		—	784,713	$30,117,285	—	$209,120
iShares MSCI Emerging Markets Index Fund	1,614,028	402,953		(28,172)	1,988,809	$89,038,979	$(141,554)	$527,648
iShares S&P MidCap 400 Index Fund	1,306,771	113,770		(10,006)	1,410,535	$112,955,643	$(18,470)	$889,631
iShares S&P SmallCap 600 Index Fund	773,189	82,716		(21,126)	834,779	$49,327,091	$(54,072)	$331,590

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2010	51

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$699,121,193	—	—	$699,121,193
Master Portfolios	—	$1,076,521,388	—	1,076,521,388
Short-Term Securities:
Money Market Funds	315,723,062	—	—	315,723,062

Total	$1,014,844,255	$1,076,521,388	—	$2,091,365,643

52	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 61.2%
Active Stock Master Portfolio		$57,218
CoreAlpha Bond Master Portfolio		21,794

Total Master Portfolios		79,012

Exchange-Traded Funds — 42.5%
iShares Barclays TIPS Bond Fund(a)	22	2,399
iShares Cohen & Steers Realty Majors Index Fund(a)	53	3,283
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	198	6,045
iShares MSCI Canada Index Fund(a)	77	2,158
iShares MSCI EAFE Index Fund(a)	343	18,838
iShares MSCI EAFE Small Cap Index Fund(a)	59	2,265
iShares MSCI Emerging Markets Index Fund(a)	163	7,298
iShares S&P MidCap 400 Index Fund(a)	105	8,408
iShares S&P SmallCap 600 Index Fund(a)	69	4,077

Total Exchange-Traded Funds (Cost — $48,077*)		54,771

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(a)(b)	3	3

Total Money Market Funds (Cost — $3*)		3

Total Affiliated Investment Companies — 103.7%		133,786
Liabilities in Excess of Other Assets — (3.7)%		(4,789)

Net Assets — 100.0%		$128,997

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$48,080

Gross unrealized appreciation	$6,694
Gross unrealized depreciation	—

Net unrealized appreciation	$6,694

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

SEPTEMBER 30, 2010	53

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3	[1]	—	3	$3	—	—
iShares Barclays TIPS Bond Fund	—	22		—	22	$2,399	—	$11
iShares Cohen & Steers Realty Major Index Fund	—	53		—	53	$3,283	—	$24
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	198		—	198	$6,045	—	$47
iShares MSCI Canada Index Fund	—	77		—	77	$2,158	—	—
iShares MSCI EAFE Index Fund	—	357		(14)	343	$18,838	$81	—
iShares MSCI EAFE Small Cap Index Fund	—	59		—	59	$2,265	—	—
iShares MSCI Emerging Markets Index Fund	—	163		—	163	$7,298	—	—
iShares S&P MidCap 400 Index Fund	—	105		—	105	$8,408	—	$26
iShares S&P SmallCap 600 Index Fund	—	69		—	69	$4,077	—	$10

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$54,771	—	$—	$54,771
Master Portfolios	—	$79,012	—	79,012
Short-Term Securities:
Money Market Funds	3	—	—	3

Total	$54,774	$79,012	$—	$133,786

54	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 56.4%
Active Stock Master Portfolio		$617,748,000
CoreAlpha Bond Master Portfolio		149,394,888

Total Master Portfolios		767,142,888

Exchange-Traded Funds — 43.4%
iShares Barclays TIPS Bond Fund(a)(b)	140,224	15,288,623
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	670,969	41,566,529
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,113,598	64,528,147
iShares MSCI Canada Index Fund(a)(b)	917,609	25,720,580
iShares MSCI EAFE Index Fund(a)(b)	3,698,636	203,129,089
iShares MSCI EAFE Small Cap Index Fund(a)(b)	680,295	26,109,722
iShares MSCI Emerging Markets Index Fund(a)(b)	1,804,392	80,782,630
iShares S&P MidCap 400 Index Fund(a)(b)	1,155,107	92,500,969
iShares S&P SmallCap 600 Index Fund(a)(b)	701,651	41,460,558

Total Exchange-Traded Funds (Cost—$533,262,599*)		591,086,847

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31%(a)(c)(d)	144,963,303	144,963,303
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29%(a)(c)(d)	28,830,020	28,830,020

Total Money Market Funds (Cost —$173,793,323*)		173,793,323

Total Affiliated Investment Companies — 112.6%		1,532,023,058
Liabilities in Excess of Other Assets — (12.6)%		(171,035,343)

Net Assets — 100.0%		$1,360,987,715

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$707,055,922

Gross unrealized appreciation	$57,824,248
Gross unrealized depreciation	—

Net unrealized appreciation	$57,824,248

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

SEPTEMBER 30, 2010	55

Schedule of Investments (continued)	LifePath 2040 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Loss	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	199,984,725	—	(55,021,422)[1]	144,963,303	$144,963,303	—	$404,688
BlackRock Cash Funds:
Prime, SL Agency Shares	31,755,867	—	(2,925,847)[1]	28,830,020	$28,830,020	—	$80,854
iShares Barclays TIPS Bond Fund	118,873	31,751	(10,400)	140,224	$15,288,623	$(10,159)	$262,548
iShares Cohen & Steers Realty Major Index Fund	739,619	37,970	(106,620)	670,969	$41,566,529	$(3,241,847)	$982,014
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	224,446	(362,713)	2,113,598	$64,528,147	$(3,123,748)	$2,392,865
iShares MSCI Canada Index Fund	757,346	160,263	—	917,609	$25,720,580	—	$165,607
iShares MSCI EAFE Index Fund	3,044,063	737,538	(82,965)	3,698,636	$203,129,089	$(1,618,914)	$3,243,720
iShares MSCI EAFE Small Cap Index Fund	558,635	121,660	—	680,295	$26,109,722	—	$192,244
iShares MSCI Emerging Markets Index Fund	1,492,236	312,156	—	1,804,392	$80,782,630	—	$472,035
iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(9,481)	1,155,107	$92,500,969	$(10,592)	$743,006
iShares S&P SmallCap 600 Index Fund	669,577	32,074	—	701,651	$41,460,558	—	$279,980

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

56	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$591,086,847	—	—	$591,086,847
Master Portfolios		$767,142,888		767,142,888
Short-Term Securities:
Money Market Funds	173,793,323	—	—	173,793,323

Total	$764,880,170	$767,142,888	—	$1,532,023,058

SEPTEMBER 30, 2010	57

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 58.3%
Active Stock Master Portfolio		$66,241
CoreAlpha Bond Master Portfolio		8,338

Total Master Portfolios		74,579

Exchange-Traded Funds — 45.6%
iShares Cohen & Steers Realty Majors Index Fund(a)	65	4,027
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	212	6,472
iShares MSCI Canada Index Fund(a)	88	2,467
iShares MSCI EAFE Index Fund(a)	399	21,913
iShares MSCI EAFE Small Cap Index Fund(a)	68	2,610
iShares MSCI Emerging Markets Index Fund(a)	183	8,193
iShares S&P MidCap 400 Index Fund(a)	114	9,129
iShares S&P SmallCap 600 Index Fund(a)	61	3,604

Total Exchange-Traded Funds (Cost — $ 50,793*)		58,415

Total Affiliated Investment Companies — 103.9%		132,994
Liabilities in Excess of Other Assets — (3.9)%		(4,991)

Net Assets — 100.0%		$128,003

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$50,793

Gross unrealized appreciation	$7,622
Gross unrealized depreciation	—

Net unrealized appreciation	$7,622

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

58	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
iShares Cohen & Steers Realty Major Index Fund	—	65	—	65	$4,027	—	$30
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	212	—	212	$6,472	—	$51
iShares MSCI Canada Index Fund	—	88	—	88	$2,467	—	—
iShares MSCI EAFE Index Fund	—	415	(16)	399	$21,913	$93	—
iShares MSCI EAFE Small Cap Index Fund	—	68	—	68	$2,610	—	—
iShares MSCI Emerging Markets Index Fund	—	183	—	183	$8,193	—	—
iShares S&P MidCap 400 Index Fund	—	114	—	114	$9,129	—	$28
iShares S&P SmallCap 600 Index Fund	—	61	—	61	$3,604	—	$9

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$58,415	—	—	$58,415
Master Portfolios	—	$74,579	—	74,579
Short-Term Securities:
Money Market Funds	—	—	—	—

Total	$58,415	$74,579	—	$132,994

SEPTEMBER 30, 2010	59

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 51.9%
Active Stock Master Portfolio		$47,408,904
CoreAlpha Bond Master Portfolio		873,952

Total Master Portfolios		48,282,856

Exchange-Traded Funds — 47.9%
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	54,057	3,348,831
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	175,674	5,363,327
iShares MSCI Canada Index Fund(a)	72,529	2,032,988
iShares MSCI EAFE Index Fund(a)(b)	282,746	15,528,409
iShares MSCI EAFE Small Cap Index Fund(a)(b)	53,599	2,057,130
iShares MSCI Emerging Markets Index Fund(a)(b)	138,853	6,216,449
iShares S&P MidCap 400 Index Fund(a)	86,730	6,945,339
iShares S&P SmallCap 600 Index Fund(a)	53,333	3,151,447

Total Exchange-Traded Funds (Cost — $39,012,453*)		44,643,920

Money Market Funds — 16.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(a)(c)(d)	12,376,310	12,376,310
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(a)(c)(d)	2,470,737	2,470,737

Total Money Market Funds (Cost — $ 14,847,047*)		14,847,047

Total Affiliated Investment Companies — 115.8%		107,773,823
Liabilities in Excess of Other Assets — (15.8)%		(14,666,130)

Net Assets — 100.0%		$93,107,693

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,859,500

Gross unrealized appreciation	$5,631,467
Gross unrealized depreciation	—

Net unrealized appreciation	$5,631,467

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

60	SEPTEMBER 30, 2010

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	8,389,466	3,986,844	[1]	—	12,376,310	$12,376,310	—	$20,243
BlackRock Cash Funds:
Prime, SL Agency Shares	1,300,980	1,169,757	[1]	—	2,470,737	$2,470,737	—	$3,924
iShares Cohen & Steers Realty Major Index Fund	29,950	28,961		(4,854)	54,057	$3,348,831	$98,422	$66,921
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	97,846	91,271		(13,443)	175,674	$5,363,327	$109,718	$162,711
iShares MSCI Canada Index Fund	29,411	48,405		(5,287)	72,529	$2,032,988	$23,232	$11,294
iShares MSCI EAFE Index Fund	122,044	170,855		(10,153)	282,746	$15,528,410	$6,352	$207,957
iShares MSCI EAFE Small Cap Index Fund	23,107	30,492		—	53,599	$2,057,130	—	$13,045
iShares MSCI Emerging Markets Index Fund	58,964	81,620		(1,731)	138,853	$6,216,449	$11,598	$31,032
iShares S&P MidCap 400 Index Fund	45,948	47,521		(6,739)	86,730	$6,945,339	$173,608	$49,155
iShares S&P SmallCap 600 Index Fund	26,860	30,237		(3,764)	53,333	$3,151,447	$76,626	$18,471

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

SEPTEMBER 30, 2010	61

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$44,643,920	—	—	$44,643,920
Master Portfolios	—	$48,282,856	—	48,282,856
Short-Term Securities:
Money Market Funds	14,847,047	—	—	14,847,047

Total	$59,490,967	$48,282,856	—	$107,773,823

62	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 53.3%
Active Stock Master Portfolio		$67,347
CoreAlpha Bond Master Portfolio		1,233

Total Master Portfolios		68,580

Exchange-Traded Funds — 50.6%
iShares Cohen & Steers Realty Majors Index Fund(a)	70	4,336
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	227	6,930
iShares MSCI Canada Index Fund(a)	95	2,663
iShares MSCI EAFE Index Fund(a)	428	23,506
iShares MSCI EAFE Small Cap Index Fund(a)	73	2,802
iShares MSCI Emerging Markets Index Fund(a)	203	9,088
iShares S&P MidCap 400 Index Fund(a)	135	10,811
iShares S&P SmallCap 600 Index Fund(a)	85	5,023

Total Exchange-Traded Funds (Cost — $56,784*)		65,159

Total Affiliated Investment Companies — 103.9%		133,739
Liabilities in Excess of Other Assets — (3.9)%		(5,015)

Net Assets — 100.0%		$128,724

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$56,784

Gross unrealized appreciation	$8,375
Gross unrealized depreciation	—

Net unrealized appreciation	$8,375

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

SEPTEMBER 30, 2010	63

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain	Income
iShares Cohen & Steers Realty Major Index Fund	—	70	—	70	$4,336	—	$32
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	—	227	—	227	$6,930	—	$54
iShares MSCI Canada Index Fund	—	95	—	95	$2,663	—	—
iShares MSCI EAFE Index Fund	—	442	(14)	428	$23,506	$81	—
iShares MSCI EAFE Small Cap Index Fund	—	73	—	73	$2,802	—	—
iShares MSCI Emerging Markets Index Fund	—	203	—	203	$9,088	—	—
iShares S&P MidCap 400 Index Fund	—	135	—	135	$10,811	—	$34
iShares S&P SmallCap 600 Index Fund	—	85	—	85	$5,023	—	$13

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$65,159	—	—	$65,159
Master Portfolios		$68,580		68,580

Total	$65,159	$68,580	—	$133,739

64	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 13.4%
Auto Components — 0.3%
Autoliv, Inc.(a)	233	$15,222
The Goodyear Tire & Rubber Co.(b)	27,736	298,162
Johnson Controls, Inc.	37,464	1,142,652
Lear Corp.(b)	60,647	4,786,868

		6,242,904

Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A(a)(b)	176,719	9,074,520
Corinthian Colleges, Inc.(b)	13,333	93,598

		9,168,118

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	161,436	6,168,470
McDonald’s Corp.(a)	150,675	11,226,794
Penn National Gaming, Inc.(b)	3,568	105,648
Starbucks Corp.	334,907	8,566,921
Wendy’s/Arby’s Group, Inc.	382,086	1,730,850

		27,798,683

Household Durables — 1.2%
Fortune Brands, Inc.(a)	75,417	3,712,779
NVR, Inc.(a)(b)	22,853	14,798,003
Pulte Homes, Inc.(b)	754	6,605
Whirlpool Corp.	110,897	8,978,221

		27,495,608

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(b)	68,877	10,817,822
Liberty Media Corp. - Interactive Series A(b)	1,347	18,467
priceline.com, Inc.(a)(b)	57,077	19,882,202

		30,718,491

Leisure Equipment & Products — 0.0%
Hasbro, Inc.	281	12,507

Media — 3.0%
CBS Corp., Class B(a)	1,502,436	23,828,635
Comcast Corp., Class A(a)	1,786,721	32,303,916
Dex One Corp.(b)	92,679	1,138,098
Discovery Communications, Inc.(a)(b)	3,269	142,365
News Corp., Class A(a)	598,080	7,810,925
Scripps Networks Interactive, Inc., Class A	5,256	250,080
SuperMedia, Inc.(b)	42,059	444,564
Time Warner, Inc.	71,473	2,190,647
The Washington Post Co., Class B(a)	1,042	416,185

		68,525,415

Multiline Retail — 1.5%
Dollar Tree, Inc.(b)	26,860	1,309,694
Family Dollar Stores, Inc.	14,312	632,018
Saks, Inc.(b)	834	7,172
Sears Holdings Corp.(a)(b)	177,512	12,805,716

SEPTEMBER 30, 2010	65

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary (concluded)
Multiline Retail (concluded)
Wal-Mart Stores, Inc.	380,467	$20,362,594

		35,117,194

Specialty Retail — 3.0%
Aeropostale, Inc.(b)	166,043	3,860,500
AutoNation, Inc.(b)	717	16,670
Best Buy Co., Inc.(a)	693,893	28,331,651
Foot Locker, Inc.(a)	27,896	405,329
GameStop Corp., Class A(a)(b)	139,212	2,743,868
The Gap, Inc.(a)	832,184	15,511,910
Office Depot, Inc.(b)	5,427	24,964
Staples, Inc.(a)	819,854	17,151,346

		68,046,238

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B(a)	384,082	30,780,332

Total Consumer Discretionary		303,905,490

Consumer Staples — 11.5%
Beverages — 1.5%
The Coca-Cola Co.	117,672	6,886,165
Coca-Cola Enterprises, Inc.	391,621	12,140,251
Dr Pepper Snapple Group, Inc.	132,584	4,709,384
Hansen Natural Corp.(b)	212,030	9,884,838
PepsiCo, Inc.	10,706	711,307

		34,331,945

Food & Staples Retailing — 1.0%
CVS Caremark Corp.	109,040	3,431,489
Costco Wholesale Corp.(a)	239,921	15,472,505
The Kroger Co.	1,071	23,198
Sysco Corp.(a)	153,779	4,385,777

		23,312,969

Food Products — 2.2%
Bunge Ltd.	72,863	4,310,575
Dean Foods Co.(b)	204,906	2,092,090
Flowers Foods, Inc.	1,704	42,327
General Mills, Inc.	67,016	2,448,765
The J.M. Smucker Co.	180,607	10,932,142
Pilgrim’s Pride Corp.(b)	82,895	465,870
Ralcorp Holdings, Inc.(b)	135,071	7,898,952
Smithfield Foods, Inc.(b)	7,974	134,202
Tyson Foods, Inc., Class A(a)	1,312,433	21,025,177

		49,350,100

Household Products — 3.4%
Colgate-Palmolive Co.(a)	307,048	23,599,709
The Clorox Co.	223	14,888
The Procter & Gamble Co.	893,107	53,559,627

		77,174,224

Personal Products — 1.1%
Mead Johnson Nutrition Co.	439,369	25,004,490

Tobacco — 2.3%
Lorillard, Inc.(a)	318,029	25,540,909
Philip Morris International, Inc.	39,683	2,223,042

66	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Staples (concluded)
Tobacco (concluded)
Reynolds American, Inc.(a)	415,911	$24,700,954

		52,464,905

Total Consumer Staples		261,638,633

Energy — 10.3%
Energy Equipment & Services — 0.8%
Halliburton Co.	329	10,880
McDermott International, Inc.(b)	36,407	538,096
National Oilwell Varco, Inc.(a)	134,468	5,979,792
Noble Corp.(a)	126,546	4,275,989
Schlumberger Ltd.	125,172	7,711,876
Weatherford International Ltd.(b)	634	10,841

		18,527,474

Oil, Gas & Consumable Fuels — 9.5%
Alpha Natural Resources, Inc.(b)	114,579	4,714,926
Anadarko Petroleum Corp.	154,107	8,791,804
Apache Corp.	229,865	22,471,602
Arch Coal, Inc.	628	16,774
Chevron Corp.	187,959	15,234,077
Concho Resources, Inc.(b)	239	15,815
ConocoPhillips(a)	713,414	40,971,366
Continental Resources, Inc. /OK(a)(b)	11,203	519,371
Denbury Resources, Inc.(b)	1,553	24,677
Energy Partners Ltd.(b)	119,546	1,435,748
Exxon Mobil Corp.	1,453,469	89,809,850
Hess Corp.	123,661	7,310,838
Noble Energy, Inc.(a)	31,093	2,334,773
Plains Exploration & Production Co.(b)	155	4,134
QEP Resources, Inc.	530	15,974
Range Resources Corp.(a)	35,321	1,346,790
Southwestern Energy Co.(a)(b)	170,479	5,700,818
Tesoro Corp.	1,990	26,586
Valero Energy Corp.(a)	344,891	6,039,041
Whiting Petroleum Corp.(a)(b)	11,457	1,094,258
The Williams Cos., Inc.	355,268	6,789,172

		214,668,394

Total Energy		233,195,868

Financials — 13.5%
Capital Markets — 2.1%
Ameriprise Financial, Inc.(a)	214,321	10,143,813
The Bank of New York Mellon Corp.	136,082	3,555,823
Eaton Vance Corp.	1,149	33,367
The The Goldman Sachs Group, Inc.	56,827	8,216,048
Invesco Ltd.	421,987	8,958,784
Legg Mason, Inc.	261,536	7,927,156
Morgan Stanley	363,742	8,977,152
Northern Trust Corp.	10,924	526,974
Raymond James Financial, Inc.	1,223	30,978
TD Ameritrade Holding Corp.(b)	1,795	28,989
Waddell & Reed Financial, Inc.	372	10,178

		48,409,262

Commercial Banks — 1.2%
BB&T Corp.	77,221	1,859,482
Commerce Bancshares, Inc.(a)	19,463	731,614
Marshall & Ilsley Corp.	3,492	24,584

SEPTEMBER 30, 2010	67

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financials (concluded)
Commercial Banks (concluded)
Popular, Inc.(b)	33,231	$96,370
Regions Financial Corp.	2,078	15,107
SVB Financial Group(b)	47,135	1,994,753
SunTrust Banks, Inc.	118,891	3,070,955
Wells Fargo & Co.	772,032	19,401,164
Whitney Holding Corp.	6,513	53,211

		27,247,240

Consumer Finance — 1.0%
Capital One Financial Corp.	532,983	21,079,477
SLM Corp.(b)	64,143	740,852

		21,820,329

Diversified Financial Services — 5.5%
Bank of America Corp.	1,977,546	25,925,628
CME Group, Inc.(a)	48,321	12,585,204
Citigroup, Inc.(b)	5,049,790	19,694,181
JPMorgan Chase & Co.	1,420,412	54,075,085
Moody’s Corp.(a)	875	21,858
The NASDAQ OMX Group, Inc.(b)	659,407	12,812,278

		125,114,234

Insurance — 3.2%
ACE Ltd.	456,020	26,563,165
The Allstate Corp.	584,261	18,433,435
American National Insurance Co.	1,250	94,962
Arch Capital Group Ltd.(b)	227	19,023
Berkshire Hathaway, Inc., Class B(b)	77,041	6,369,750
MetLife, Inc.	458,498	17,629,248
Reinsurance Group of America, Inc.	12,834	619,754
The Travelers Cos., Inc.	11,446	596,337
Unum Group	48,529	1,074,917
White Mountains Insurance Group Ltd.	2,379	733,826

		72,134,417

Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.(a)	26,392	464,499
AvalonBay Communities, Inc.	65,070	6,762,725
Camden Property Trust(a)	227	10,889
Corporate Office Properties Trust	768	28,654
Host Hotels & Resorts, Inc.	8,673	125,585
Plum Creek Timber Co., Inc.(a)	2,986	105,406
ProLogis	2,551	30,051
Public Storage	18,571	1,802,130
Rayonier, Inc.(a)	12,601	631,562
The Macerich Co.	201	8,633

		9,970,134

Thrifts & Mortgage Finance — 0.1%
First Niagara Financial Group, Inc.	10,178	118,574
Hudson City Bancorp, Inc.(a)	121,940	1,494,984
People’s United Financial, Inc.	4,759	62,295
Radian Group, Inc.	58,064	454,061

		2,129,914

Total Financials		306,825,530

68	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care — 13.1%
Biotechnology — 2.3%
Amgen, Inc.(b)	147,032	$8,102,933
Biogen Idec, Inc.(a)(b)	122,484	6,873,802
Cephalon, Inc.(b)	231,618	14,462,228
Genzyme Corp.(b)	54,713	3,873,133
Gilead Sciences, Inc.(a)(b)	528,470	18,818,817
United Therapeutics Corp.(b)	269	15,067

		52,145,980

Health Care Equipment & Supplies — 2.5%
Alcon, Inc.	52,625	8,777,324
CareFusion Corp.(b)	244,815	6,081,205
Covidien Plc	236,091	9,488,497
Hologic, Inc.(b)	1,712	27,409
Hospira, Inc.(a)(b)	150,756	8,594,599
Intuitive Surgical, Inc.(a)(b)	84,984	24,113,360
ResMed, Inc.(a)(b)	875	28,709

		57,111,103

Health Care Providers & Services — 2.9%
Aetna, Inc.	716	22,633
Express Scripts, Inc.(a)(b)	362,551	17,656,234
Medco Health Solutions, Inc.(b)	566,875	29,511,512
Omnicare, Inc.	38,897	928,860
Universal Health Services, Inc.	431	16,749
WellPoint, Inc.(b)	323,225	18,307,464

		66,443,452

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.(b)	147,963	7,084,469

Pharmaceuticals — 5.1%
Allergan, Inc.	366,150	24,359,960
Bristol-Myers Squibb Co.	1,175,823	31,876,562
Eli Lilly & Co.	6,412	234,230
Johnson & Johnson	403,126	24,977,687
Medicis Pharmaceutical Corp., Class A(a)	74,556	2,210,585
Merck & Co., Inc.	38,587	1,420,387
Pfizer, Inc.	1,665,885	28,603,245
Valeant Pharmaceuticals International, Inc.(a)	680	17,042
Warner Chilcott PLC, Class A	89,240	1,929,815

		115,629,513

Total Health Care		298,414,517

Industrials — 9.2%
Aerospace & Defense — 2.8%
Alliant Techsystems, Inc.(b)	133,344	10,054,138
General Dynamics Corp.	437,348	27,469,828
L-3 Communications Holdings, Inc.(a)	57,490	4,154,802
Lockheed Martin Corp.	3,844	274,000
Northrop Grumman Corp.(a)	285,044	17,282,218
Raytheon Co.	73,096	3,341,218

		62,576,204

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	81,975	5,731,692

SEPTEMBER 30, 2010	69

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrials (concluded)
Air Freight & Logistics (concluded)
FedEx Corp.(a)	203,187	$17,372,488
UTi Worldwide, Inc.	47,737	767,611

		23,871,791

Airlines — 0.1%
United Continental Holdings, Inc.	113,298	2,677,232

Building Products — 0.0%
Masco Corp.	1,723	18,970

Commercial Services & Supplies — 0.1%
Republic Services, Inc.(a)	37,416	1,140,814

Construction & Engineering — 0.1%
Foster Wheeler AG(b)	1,270	31,064
URS Corp.(a)(b)	89,162	3,386,373

		3,417,437

Electrical Equipment — 0.0%
General Cable Corp.(a)(b)	39,223	1,063,728

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	845	25,308
General Electric Co.	943,284	15,328,365

		15,353,673

Machinery — 2.8%
AGCO Corp.(a)(b)	577,102	22,512,749
Cummins, Inc.(a)	185,568	16,808,749
Danaher Corp.(a)	187,851	7,628,629
Eaton Corp.	19,780	1,631,652
Flowserve Corp.(a)	22,684	2,482,083
Gardner Denver, Inc.	509	27,323
Harsco Corp.	91,213	2,242,016
Ingersoll-Rand Plc	131,436	4,693,580
Navistar International Corp.(b)	79,968	3,489,804
Oshkosh Corp.(b)	41,845	1,150,737
Toro Co.	569	31,995

		62,699,317

Professional Services — 1.1%
Dun & Bradstreet Corp.	467	34,623
Manpower, Inc.	465,407	24,294,246

		24,328,869

Road & Rail — 0.3%
Con-way, Inc.	671	20,794
Union Pacific Corp.	91,668	7,498,442
Werner Enterprises, Inc.	1,203	24,650

		7,543,886

Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.(a)	33,683	4,011,982
WESCO International, Inc.(a)(b)	21,040	826,661

		4,838,643

Total Industrials		209,530,564

70	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Information Technology — 17.0%
Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(a)(b)	840,349	$4,907,638
Cisco Systems, Inc.(a)(b)	2,126,224	46,564,306
CommScope, Inc.(b)	1,237	29,367
EchoStar Corp.(b)	2,990	57,049
Harris Corp.(a)	101,572	4,498,624
Motorola, Inc.(b)	388,129	3,310,740

		59,367,724

Computers & Peripherals — 4.5%
Apple, Inc.(b)	113,668	32,253,295
Dell, Inc.(b)	999,496	12,953,468
EMC Corp.(b)	41,757	848,085
Hewlett-Packard Co.	834,653	35,113,852
International Business Machines Corp.(a)	104,423	14,007,301
NCR Corp.(b)	1,425	19,423
NetApp, Inc.(b)	96,281	4,793,831
SanDisk Corp.(b)	28,476	1,043,645
Seagate Technology Plc(b)	761	8,965
Western Digital Corp.(b)	21,286	604,309

		101,646,174

Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies, Inc.(a)(b)	21,714	724,596
Corning, Inc.(a)	494,877	9,046,352
Flextronics International Ltd.(a)(b)	122,669	740,921
Itron, Inc.(b)	3,893	238,368

		10,750,237

Internet Software & Services — 2.7%
AOL, Inc.(b)	38,602	955,400
Akamai Technologies, Inc.(b)	197	9,885
eBay, Inc.(b)	766	18,690
Google, Inc., Class A(b)	97,095	51,051,580
Yahoo!, Inc.(b)	698,015	9,890,873

		61,926,428

IT Services — 1.5%
Accenture Plc, Class A	20,493	870,748
Amdocs Ltd.(b)	12,632	362,033
Cognizant Technology Solutions Corp., Class A(b)	64,210	4,139,619
Computer Sciences Corp.	327,575	15,068,450
CoreLogic, Inc.(a)	57,302	1,097,906
Lender Processing Services, Inc.	11,145	370,348
Mantech International Corp.(a)(b)	21,887	866,725
SAIC, Inc.(a)(b)	755,418	12,071,580
SRA International, Inc., Class A(b)	5,617	110,767

		34,958,176

Office Electronics — 0.2%
Xerox Corp.	449,796	4,655,389

Semiconductors & Semiconductor Equipment — 1.5%
Altera Corp.(a)	3,604	108,697
Applied Materials, Inc.(a)	396,997	4,636,925
Broadcom Corp., Class A(a)	435,711	15,419,812
Integrated Device Technology, Inc.(b)	2,574	15,058
Intel Corp.(a)	446,255	8,581,484

SEPTEMBER 30, 2010	71

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
LSI Corp.(a)(b)	121,342	$553,319
Lam Research Corp.(b)	813	34,024
Marvell Technology Group Ltd.(b)	22,067	386,393
Micron Technology, Inc.(a)(b)	101,809	734,043
NVIDIA Corp.(a)(b)	246,850	2,883,208
Silicon Laboratories, Inc.(a)(b)	2,756	101,007

		33,453,970

Software — 3.5%
Activision Blizzard, Inc.	1,324	14,326
Adobe Systems, Inc.(b)	52,383	1,369,815
Autodesk, Inc.(b)	28,037	896,343
CA, Inc.	5,456	115,231
Citrix Systems, Inc.(b)	11,997	818,675
Factset Research Systems, Inc.	259	21,013
Intuit, Inc.(b)	17,326	759,052
MICROS Systems, Inc.(b)	12,539	530,776
McAfee, Inc.(b)	33,143	1,566,338
Microsoft Corp.(a)	2,521,615	61,754,351
Oracle Corp.	452,171	12,140,791
Synopsys, Inc.(b)	562	13,921

		80,000,632

Total Information Technology		386,758,730

Materials — 3.3%
Chemicals — 1.3%
Airgas, Inc.	2,320	157,644
Ashland, Inc.	334,051	16,291,667
CF Industries Holdings, Inc.	3,230	308,465
Praxair, Inc.(a)	136,306	12,302,980

		29,060,756

Metals & Mining — 1.6%
Alcoa, Inc.(a)	1,458,800	17,666,068
Freeport-McMoRan Copper & Gold, Inc.	191,679	16,367,470
Newmont Mining Corp.	41,001	2,575,273

		36,608,811

Paper & Forest Products — 0.4%
International Paper Co.	490	10,657
Louisiana-Pacific Corp.(a)(b)	3,993	30,227
MeadWestvaco Corp.(a)	379,687	9,256,769

		9,297,653

Total Materials		74,967,220

Telecommunication Services — 4.1%
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	1,916,753	54,819,136
Qwest Communications International, Inc.	726,055	4,552,365
Verizon Communications, Inc.(a)	974,355	31,754,229

		91,125,730

Wireless Telecommunication Services — 0.1%
NII Holdings, Inc.(b)	703	28,894
Sprint Nextel Corp.(a)(b)	258,432	1,196,540

72	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Telecommunication Services (concluded)
Wireless Telecommunication Services (concluded)
United States Cellular Corp.(a)(b)	14,600	$671,162

		1,896,596

Total Telecommunication Services		93,022,326

Utilities — 2.6%
Electric Utilities — 1.2%
Allegheny Energy, Inc.	25,479	624,745
American Electric Power Co., Inc.	156	5,652
Duke Energy Corp.(a)	27,445	486,051
Entergy Corp.(a)	301,198	23,050,683
Southern Co.(a)	95,733	3,565,097

		27,732,228

Gas Utilities — 0.5%
Atmos Energy Corp.	41,043	1,200,508
Oneok, Inc.(a)	229,247	10,325,285
Questar Corp.	536	9,396

		11,535,189

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.(a)	43,300	1,395,992
NRG Energy, Inc.(b)	199,565	4,154,943

		5,550,935

Multi-Utilities — 0.7%
Consolidated Edison, Inc.(a)	27,080	1,305,797
Dominion Resources, Inc.(a)	8,341	364,168
NiSource, Inc.(a)	50,094	871,636
Sempra Energy(a)	240,120	12,918,456

		15,460,057

Total Utilities		60,278,409

Total Long-Term Investments (Cost — $2,149,928,276) — 98.0%		2,228,537,287

Short-Term Securities
Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(c)(d)(e)	278,029,817	278,029,817
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(c)(d)(e)	48,230,498	48,230,498

		326,260,315

	Par (000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bill,
0.15%, 12/23/10(f)(g)	$6,050	6,048,088

Total Short-Term Securities (Cost — $332,308,125) — 14.6%		332,308,403

Total Investments (Cost — $2,482,236,401*) — 112.6%		2,560,845,690

Liabilities in Excess of Other Assets — (12.6)%		(287,523,269)

Net Assets — 100.0%		$2,273,322,421

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

SEPTEMBER 30, 2010	73

Schedule of Investments (continued)	Active Stock Master Portfolio

Aggregate cost	$2,595,211,726

Gross unrealized appreciation	$33,490,754
Gross unrealized depreciation	(67,856,790)

Net unrealized depreciation	$(34,366,036)

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	214,125,678	63,904,139	[1]	—	278,029,817	$278,029,817	—	$584,163
BlackRock Cash Funds:
Prime, SL Agency Shares	28,279,563	19,950,935	[1]	—	48,230,498	$48,230,498	—	$102,638

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
750	S&P 500 Index	Chicago	December 2010	$42,626,250	$1,457,093

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

74	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Active Stock Master Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,228,537,287	—	—	$2,228,537,287
Short-Term Securities:
Money Market Funds	326,260,315	—	—	326,260,315
U.S. Government Obligations	—	$6,048,088	—	6,048,088

Total	$2,554,797,602	$6,048,088	—	$2,560,845,690

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$1,457,093	—	—	$1,457,093

Total	$1,457,093	—	—	$1,457,093

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

SEPTEMBER 30, 2010	75

Schedule of Investments September 30, 2010 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp.,
Series 2005-AG1, Class A2D, 0.62%, 8/25/35(a)	$6,210	$5,937,062
American Express Credit Account Master,
Series 2005-8, Class C, 0.59%, 6/17/13	4,000	3,998,750
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 5.15%, 3/25/58(a)(b)	7,912	8,128,143
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%, 9/06/13	4,127	4,217,202
Series 2006-RM, Class A2, 5.42%, 8/08/11	572	572,056
Series 2006-RM, Class A3, 5.53%, 1/06/14	7,500	7,681,853
Series 2007-AX, Class A4, 0.30%, 10/06/13(a)	7,087	7,064,896
Series 2007-CM, Class A3A, 5.42%, 5/07/12	326	326,641
Series 2007-CM, Class A4B, 0.34%, 4/07/14(a)	8,000	7,973,378
Americredit Prime Automobile Receivable,
Series 2007-2M, Class A3, 5.22%, 6/08/12	1,221	1,224,606
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C, 0.49%, 1/25/36(a)	1,539	1,459,509
Series 2005-R6, Class A2, 0.46%, 8/25/35(a)	1,109	1,060,190
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%, 6/25/35(a)	725	714,036
Series 2005-OPT1, Class A1SS, 0.50%, 7/25/35(a)	1,490	1,428,961
Series 2006-OPT2, Class A3B, 0.37%, 10/25/36(a)	1,370	1,359,730
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE3, Class 1A1, 0.38%, 4/25/37(a)	5,741	5,508,745
Capital One Auto Finance Trust:
Series 2006-B, Class A4, 0.27%, 7/15/13(a)	4,974	4,945,111
Series 2006-C, Class A4, 0.29%, 5/15/13(a)	855	849,515
Series 2007-A, Class A4, 0.28%, 11/15/13(a)	1,346	1,335,385
Series 2007-B, Class A4, 0.29%, 4/15/14(a)	4,345	4,319,536
Series 2007-C, Class A3A, 5.13%, 4/16/12	1,140	1,147,809
Series 2007-C, Class A3B, 0.77%, 4/16/12(a)	1,981	1,980,820
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%, 3/17/14(a)	3,800	3,766,304
Series 2006-C2, Class C, 0.56%, 6/16/14(a)	6,365	6,286,784
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A4, 4.40%, 2/25/30	694	693,213
Chase Issuance Trust,
Series 2006-C2, Class C, 0.56%, 4/15/13(a)	7,000	6,991,250
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1, 0.91%, 7/15/13(a)	3,700	3,664,809
Series 2006-C2, Class C2, 5.70%, 5/15/13	6,037	6,167,115
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.67%, 5/25/36(a)	2,171	2,087,904
Series 2005-4, Class MV1, 0.72%, 10/25/35(a)	7,160	6,948,438
Series 2006-15, Class A2, 5.68%, 10/25/46(a)	3,800	3,627,670
Series 2006-22, Class 2A1, 0.31%, 5/25/47(a)	102	101,483
Series 2006-25, Class 2A1, 0.33%, 6/25/47(a)	1,864	1,816,844
Series 2007-10, Class 2A1, 0.31%, 6/25/47(a)	2,183	2,075,330
Series 2007-4, Class A1B, 5.81%, 9/25/37	1,217	1,196,431
Series 2007-5, Class 2A1, 0.36%, 9/25/47(a)	2,348	2,282,992
Series 2007-6, Class 2A1, 0.36%, 9/25/37(a)	412	392,577
Series 2007-7, Class 2A1, 0.34%, 10/25/47(a)	314	303,365
Series 2007-8, Class 2A1, 0.32%, 11/25/37(a)	3,497	3,248,808
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-SP2, Class A1, 0.41%, 3/25/46(a)(b)	2,134	2,105,122
Discover Card Master Trust I,
Series 2003-4, Class B2, 0.69%, 5/15/13(a)	4,300	4,296,648
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2004-FF10, Class A3, 0.80%, 9/25/34(a)	360	339,763
GMAC Mortgage Corp. Loan Trust,
Series 2006-HLTV, Class A3, 5.59%, 10/25/29	1,037	961,456

76	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities (concluded)
GMAC Mortgage Servicer Advance Funding Co. Ltd.,
Series 2010-1A, Class A, 4.25%, 1/15/22(b)	$1,700	$1,711,270
GSAMP Trust,
Series 2007-HE2, Class A2A, 0.38%, 3/25/47(a)	1,675	1,558,418
GSRPM Mortgage Loan Trust,
Series 2006-2, Class A1A, 0.40%, 9/25/36(a)(b)	880	865,078
HSBC Home Equity Loan Trust,
Series 2006-2, Class A1, 0.41%, 3/20/36(a)	4,830	4,512,929
Home Equity Asset Trust,
Series 2006-1, Class 2A4, 0.59%, 4/25/36(a)	3,600	2,993,126
IndyMac Residential Asset Backed Trust,
Series 2007-A, Class 2A1, 0.39%, 4/25/47(a)	3,653	3,603,070
Lehman XS Trust,
Series 2006-GP4, Class 3A1A, 0.33%, 8/25/46(a)	738	726,051
MBNA Credit Card Master Note Trust:
Series 2004-C1, Class C1, 1.04%, 7/15/13(a)	4,600	4,597,012
Series 2006-C3, Class C3, 0.55%, 10/15/13(a)	800	795,834
MBNA Master Credit Card Trust,
Series 2001-C, Class C, 7.10%, 9/15/13(b)	4,525	4,653,160
MASTR Asset Backed Securities Trust:
Series 2006-AM1, Class A2, 0.39%, 1/25/36(a)	504	497,740
Series 2007-HE1, Class A1, 0.34%, 5/25/37(a)	1,994	1,927,651
Morgan Stanley Home Equity Loan Trust,
Series 2006-1, Class A2B, 0.46%, 12/25/35(a)	1,244	1,212,894
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.96%, 12/25/34(a)	2,853	2,811,853
Series 2005-WCW3, Class A2C, 0.64%, 8/25/35(a)	8,100	7,207,153
Residential Asset Mortgage Products, Inc.,
Series 2007-RZ1, Class A1, 0.33%, 2/25/37(a)	38	38,052
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.53%, 7/25/35(a)	1,058	1,046,801
Series 2005-EMX3, Class M1, 0.69%, 9/25/35(a)	1,000	897,616
Series 2006-EMX5, Class A2, 0.38%, 7/25/36(a)	957	951,977
Series 2006-KS1, Class A3, 0.48%, 2/25/36(a)	1,559	1,448,365
Series 2006-KS5, Class A2, 0.37%, 7/25/36(a)	854	852,070
Series 2006-KS7, Class A2, 0.36%, 9/25/36(a)	626	620,847
Series 2007-KS1, Class A1, 0.32%, 1/25/37(a)	424	421,973
Series 2007-KS3, Class AI1, 0.37%, 4/25/37(a)	2,918	2,861,967
Series 2007-KS4, Class A1, 0.36%, 5/25/37(a)	678	665,755
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3A, 0.31%, 10/25/36(a)	1,376	1,347,699
Santander Drive Auto Receivables Trust,
Series 2010-2, Class A2, 0.95%, 8/15/13	1,300	1,300,199
Saxon Asset Securities Trust,
Series 2005-4, Class A1A, 0.49%, 11/25/37(a)	2,950	2,718,741
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.55%, 8/25/35(a)	1,900	1,866,426
Series 2006-OP1, Class A2C, 0.56%, 10/25/35(a)	4,257	3,786,555
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.52%, 12/25/35(a)	2,611	2,354,260
Series 2006-EQ1, Class A2, 0.37%, 10/25/36(a)	2,122	2,076,310
Series 2007-OPT5, Class 2A1, 1.06%, 10/25/37(a)	176	175,198
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.61%, 2/25/35(a)(b)	2,360	2,324,757
Series 2005-11, Class A6, 0.48%, 1/25/36(a)	2,870	2,622,788
Wheels SPV LLC,
Series 2009-1, Class A, 1.81%, 3/15/18(a)(b)	3,561	3,587,016

Total Asset-Backed Securities — 10.5%		206,226,851

Corporate Bonds
Aerospace & Defense — 0.4%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,938,000
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	4,843	4,994,344

		6,932,344

Air Freight & Logistics — 0.0%
FedEx Corp.,
8.00%, 1/15/19	600	778,979

Automobiles — 0.1%
Daimler Finance North America LLC,
5.88%, 3/15/11	965	987,061

SEPTEMBER 30, 2010	77

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Automobiles (concluded)
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	$1,000	$1,374,549

		2,361,610

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20	6,400	7,224,262
6.38%, 1/15/40	1,400	1,691,715
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,262,346
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,115,068
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,026,081
6.82%, 5/01/18	1,250	1,546,556
PepsiCo, Inc.,
5.50%, 1/15/40	2,000	2,290,316

		17,156,344

Biotechnology — 0.3%
Amgen, Inc.,
6.40%, 2/01/39	900	1,089,696
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	4,107,015
Genentech, Inc.,
4.75%, 7/15/15	625	707,193

		5,903,904

Building Products — 0.1%
CRH America, Inc.,
6.00%, 9/30/16	800	895,690

Capital Markets — 1.3%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,911,922
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	4,059,140
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14(c)	1,400	1,540,634
4.88%, 1/15/15	900	993,654
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,647,492
6.15%, 4/01/18	1,500	1,663,816
7.50%, 2/15/19	1,200	1,427,706
6.75%, 10/01/37(c)	1,650	1,715,051
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,635,986
Morgan Stanley:
6.00%, 4/28/15	1,400	1,539,208
6.25%, 8/28/17	1,500	1,640,081
5.63%, 9/23/19	2,000	2,082,302
Series F, 5.95%, 12/28/17	850	913,050

		24,770,042

Chemicals — 0.1%
Yara International ASA,
7.88%, 6/11/19(b)	1,900	2,361,649

Commercial Banks — 2.5%
Abbey National Treasury Services Plc,
3.88%, 11/10/14(b)	2,500	2,558,753
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,939,345
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,855,944
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	4,088,352
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,658,780
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,580,364
Enterprise Products Operating LLC,
5.25%, 1/31/20	2,000	2,165,264
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,460,200
5.88%, 11/01/34	1,700	1,772,813
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,217,335
6.50%, 9/15/37	1,400	1,570,002
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	908,086

78	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
Lloyds TSB Bank Plc,
4.38%, 1/12/15(b)	$2,500	$2,560,298
Wachovia Bank NA,
6.00%, 11/15/17	8,500	9,715,355
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,332,747

		49,383,638

Commercial Services & Supplies — 0.0%
Iron Mountain, Inc.,
8.38%, 8/15/21	580	627,125

Communications Equipment — 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,885,435
Omnicom Group, Inc.,
4.45%, 8/15/20	1,100	1,130,902

		6,016,337

Computers & Peripherals — 0.1%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,723,665

Consumer Finance — 0.7%
American Express Co.,
8.13%, 5/20/19	4,800	6,198,744
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,616,305
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,867,763
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	2,500	2,671,450

		13,354,262

Containers & Packaging — 0.3%
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	2,900	3,132,000
Sealed Air Corp.:
7.88%, 6/15/17	840	910,038
6.88%, 7/15/33(b)	2,000	1,895,410

		5,937,448

Diversified Financial Services — 1.5%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,655,928
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,511,758
3.70%, 9/01/15	1,000	1,010,290
5.65%, 5/01/18	1,500	1,589,257
5.49%, 3/15/19	1,500	1,527,789
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,546,818
6.38%, 8/12/14	1,400	1,554,666
6.13%, 11/21/17	1,000	1,092,349
8.50%, 5/22/19	1,600	1,978,146
8.13%, 7/15/39	600	757,910
GE Capital Trust I,
6.38%, 11/15/67(a)	2,000	1,990,000
General Electric Capital Corp.:
4.38%, 9/16/20	4,000	4,014,812
6.75%, 3/15/32	500	555,870
6.88%, 1/10/39	1,000	1,148,395
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,055,882
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,362,089
SLM Corp.,
8.00%, 3/25/20	950	942,712

		30,294,671

Diversified Telecommunication Services — 2.0%
AT&T, Inc.:
4.95%, 1/15/13(c)	1,500	1,629,957
6.55%, 2/15/39	2,000	2,325,948
5.35%, 9/01/40(b)	1,231	1,236,799
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,683,985
British Telecommunications Plc,
9.88%, 12/15/30	400	556,945

SEPTEMBER 30, 2010	79

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services (concluded)
CenturyLink, Inc.,
6.15%, 9/15/19	$100	$102,293
France Telecom SA,
7.75%, 3/01/11	3,300	3,396,838
Frontier Communications Corp.:
7.88%, 4/15/15	900	972,000
8.25%, 4/15/17	1,500	1,640,625
Qwest Corp.,
8.38%, 5/01/16	3,300	3,902,250
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,837,960
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,928,327
tw telecom holdings, Inc.,
8.00%, 3/01/18	2,150	2,252,125
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,721,442
6.90%, 4/15/38	900	1,094,095
8.95%, 3/01/39	500	733,135
7.35%, 4/01/39	1,700	2,182,909
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	2,600	2,743,000
Windstream Corp.:
8.63%, 8/01/16	2,250	2,379,375
7.88%, 11/01/17	1,350	1,407,375

		39,727,383

Electric Utilities — 1.5%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,118,295
5.88%, 2/01/33	3,500	3,889,683
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,225,390
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,281,995
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,622,667
Northern States Power Co,
5.25%, 7/15/35	2,500	2,723,780
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,080,916
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,739,470
PacifiCorp,
5.50%, 1/15/19	1,300	1,529,615
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,414,207
Southern Co.,
4.15%, 5/15/14	900	975,024

		29,601,042

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.,
4.25%, 8/15/20	600	629,055

Food & Staples Retailing — 0.1%
The Kroger Co.,
6.90%, 4/15/38	400	494,838
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,736,286

		2,231,124

Food Products — 0.6%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,639,739
Kellogg Co.:
5.13%, 12/03/12	2,300	2,498,957
4.45%, 5/30/16	100	112,258
Series B, 7.45%, 4/01/31	1,000	1,355,996
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	4,021,376
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,639,594

		12,267,920

Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,999,314
Hospira, Inc.,
5.60%, 9/15/40	300	310,666

80	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Health Care Equipment & Supplies (concluded)
Zimmer Holdings, Inc.,
4.63%, 11/30/19	$1,450	$1,562,611

		3,872,591

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	972,447
DaVita, Inc.:
6.63%, 3/15/13	1,765	1,793,681
7.25%, 3/15/15	3,510	3,643,819
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,525,827

		8,935,774

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,245,203
5.70%, 2/01/39	1,100	1,267,373
4.88%, 7/15/40	1,600	1,660,294
Wyndham Worldwide Corp.,
6.00%, 12/01/16	2,350	2,451,576
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,179,312
6.25%, 3/15/18	2,500	2,982,490
3.88%, 11/01/20	1,500	1,497,971
6.88%, 11/15/37	2,100	2,510,968

		15,795,187

Household Durables — 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	600,880

Independent Power Producers & Energy Traders — 0.0%
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	501,582

Industrial Conglomerates — 0.2%
Tyco International Finance SA,
8.50%, 1/15/19	2,400	3,181,015

Insurance — 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,801,812
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	442,441
9.25%, 4/15/19(c)	2,300	3,014,992
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)	2,500	2,559,875
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)	2,700	3,136,468
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,867,756
7.38%, 6/15/19	1,000	1,218,150

		18,041,494

Internet & Catalog Retail — 0.2%
Expedia, Inc.,
5.95%, 8/15/20(b)	3,100	3,134,875

IT Services — 0.1%
International Business Machines Corp.,
5.60%, 11/30/39	1,600	1,841,187

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,688,090

Machinery — 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,466,224

Media — 2.1%
CSC Holdings, Inc.,
7.63%, 7/15/18	4,400	4,741,000
Comcast Corp.,
5.70%, 5/15/18	7,050	8,069,585
DirecTV Holdings LLC,
5.20%, 3/15/20	5,600	6,061,350
DISH DBS Corp.:

SEPTEMBER 30, 2010	81

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Media (concluded)
6.38%, 10/01/11	$500	$517,500
7.13%, 2/01/16	1,200	1,261,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,352,000
5.88%, 10/01/19	1,500	1,702,478
Discovery Communications LLC,
6.35%, 6/01/40	1,900	2,122,682
NBC Universal, Inc.,
6.40%, 4/30/40(b)	500	543,044
News America, Inc.,
5.65%, 8/15/20(c)	1,400	1,612,677
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,669,235
Time Warner, Inc.:
7.70%, 5/01/32	500	624,810
6.20%, 3/15/40	600	653,639
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,411,021
5.63%, 9/15/19	800	911,965
6.88%, 4/30/36	2,700	3,169,760

		40,424,246

Metals & Mining — 0.8%
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	400	453,800
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,455,750
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	7,396,049
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,142,458
6.88%, 11/10/39	2,100	2,406,518
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,037,581

		14,892,156

Multi-Utilities — 0.4%
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,937,687
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,519,533

		7,457,220

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,267,349
Apache Corp.,
5.10%, 9/01/40	700	704,236
BP Capital Markets Plc,
3.13%, 10/01/15	700	703,677
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	589,611
EnCana Corp.,
6.50%, 5/15/19(c)	400	489,634
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,520,639
9.00%, 4/15/19	800	1,025,088
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,674,462
5.75%, 3/01/35	1,500	1,543,822
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20(b)	3,200	3,392,000
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,214,090
6.88%, 1/20/40	1,270	1,453,822
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,457,301
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19(c)	600	761,527
5.75%, 1/15/20	3,000	3,312,780
6.70%, 5/15/36	1,000	1,092,302
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,640,594
3.80%, 10/01/20	4,200	4,292,257
7.63%, 1/15/39	600	800,120

82	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Williams Partners LP,
3.80%, 2/15/15	$800	$841,786

		40,777,097

Paper & Forest Products — 0.1%
International Paper Co.,
9.38%, 5/15/19(c)	1,600	2,075,658

Pharmaceuticals — 0.6%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,519,354
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,888,471
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	3,300	4,102,121
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,820,648
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,846,883

		11,177,477

Real Estate Investment Trusts (REITs) — 0.3%
Digital Realty Trust LP,
5.88%, 2/01/20(b)	2,800	2,976,744
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,121,776

		6,098,520

Road & Rail — 0.3%
CSX Corp.,
5.75%, 3/15/13	2,600	2,864,628
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,272,879
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,562,273

		5,699,780

Software — 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,744,665
5.75%, 4/15/18	550	653,959

		2,398,624

Specialty Retail — 0.4%
Limited Brands, Inc.,
8.50%, 6/15/19	4,000	4,650,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,496,944

		8,146,944

Thrifts & Mortgage Finance — 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	800	812,663

Tobacco — 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,722,406
9.25%, 8/06/19	1,100	1,474,507
9.95%, 11/10/38	1,200	1,729,134
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,415,173
5.65%, 5/16/18	1,300	1,522,048
6.38%, 5/16/38	1,500	1,848,615
Reynolds American, Inc.,
0.99%, 6/15/11(a)	5,060	5,065,657

		17,777,540

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	3,019,904
American Tower Corp.,
5.05%, 9/01/20	2,300	2,355,651
Vodafone Group Plc,
5.63%, 2/27/17	950	1,087,133

		6,462,688

Total Corporate Bonds — 24.4%		479,213,744

SEPTEMBER 30, 2010	83

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19	$7,600	$8,911,000
5.63%, 1/07/41	1,500	1,646,250
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	2,076,840
Peruvian Government International Bond,
7.13%, 3/30/19(c)	1,900	2,379,750
Republic of Turkey,
7.50%, 11/07/19	2,000	2,460,000
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,567,250
5.50%, 3/09/20	2,000	2,235,000

Total Foreign Agency Obligations — 1.1%		22,276,090

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
Arran Residential Mortgages Funding Plc,
Series 2010-1A, Class A1C, 1.58%, 5/16/47(a)(b)	3,900	3,900,000
Banc of America Funding Corp.,
Series 2006-G, Class 2A2, 0.34%, 7/20/36(a)	2,008	1,997,409
Citicorp Mortgage Securities, Inc.,
Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,876	1,823,158
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.97%, 8/25/36(a)	1,397	1,390,358
Series 2006-OA2, Class A2A, 0.41%, 5/20/46(a)	279	272,280
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-13, Class 1A1, 5.50%, 8/25/34	2,940	3,005,999
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A6, 6.00%, 8/25/36	1,434	1,460,904
Fosse Master Issuer Plc, Series 2006-1A, Class A2,
0.58%, 10/18/54(a)(b)	3,285	3,276,948
Gracechurch Mortgage Financing Plc,
Series 2006-1, Class A4, 0.40%, 11/20/56(a)(b)	—	—
Greenpoint Mortgage Funding Trust,
Series 2006-AR4, Class A1A, 0.36%, 9/25/46(a)	514	498,091
HSI Asset Securitization Corp. Trust,
Series 2005, Class 2A4, 0.65%, 8/25/35(a)	1,638	1,545,489
Holmes Master Issuer Plc,
Series 2007-2A, Class 3A1, 0.61%, 7/15/21(a)	4,200	4,158,685
Permanent Financing Plc,
Series 9A, Class 3A, 0.39%, 6/10/33(a)(b)	7,100	7,068,150
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR4, Class A1, 0.46%, 9/25/47(a)	5,056	5,016,366
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.36%, 3/25/37(a)	4,561	4,406,666
Series 2007-2, Class A1, 0.39%, 6/25/37(a)	833	798,069
Series 2007-2, Class A3A, 0.39%, 6/25/37(a)	10,525	10,325,650
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.51%, 11/25/45(a)	1,456	1,441,705
Series 2005-AR15, Class A1C2, 0.64%, 11/25/45(a)	1,205	1,189,015
Series 2005-AR17, Class A1B1, 0.51%, 12/25/45(a)	218	218,020
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR14, Class A2, 5.37%, 8/25/35(a)	4,386	4,440,087

		58,233,049

Commercial Mortgage-Backed Securities — 5.0%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2, 4.18%, 11/10/41	6	5,773
Series 2006-2, Class A4, 5.93%, 5/10/45(a)	3,245	3,559,324
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,072,392
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4, 6.29%, 12/10/49(a)	2,500	2,682,773
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4, 6.51%, 2/15/34	1,994	1,997,596
Series 2001-CK3, Class A4, 6.53%, 6/15/34	3,249	3,301,311
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	2,013,600
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3, Class A2, 6.96%, 9/15/35	96	95,685

84	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5, 5.22%, 4/10/37(a)	$1,000	$1,078,260
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A2, 6.04%, 11/15/35	634	636,344
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	4,900	5,178,335
Series 2004-CBX, Class A3, 4.18%, 1/12/37	1,800	1,799,305
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	6,500	6,613,366
Series 2007-CB19, Class A3, 5.93%, 2/12/49(a)	4,300	4,626,671
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,658	9,863,589
LB-UBS Commercial Mortgage Trust:
Series 2001-C2, Class A2, 6.65%, 11/15/27	3,911	3,967,508
Series 2004-C4, Class A2, 4.57%, 6/15/29(a)	4,360	4,398,016
Series 2006-C1, Class A4, 5.16%, 2/15/31	2,800	3,045,529
Series 2006-C7, Class A2, 5.30%, 11/15/38	6,600	6,799,084
Series 2006-C7, Class A3, 5.35%, 11/15/38	2,000	2,139,998
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)	5,700	5,946,744
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%, 2/12/39(a)	4,973	5,010,770
Series 2006-3, Class A1, 4.71%, 7/12/46(a)	159	159,041
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class A1, 5.53%, 5/12/39(a)	813	814,856
Series 2006-C2, Class A1, 5.60%, 8/12/43	310	310,723
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,516,237
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%, 1/15/45(a)	5,700	6,151,240
Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,231,370

		99,015,440

Total Non-Agency Mortgage-Backed Securities — 8.0%		157,248,489

Preferred Securities
Capital Trusts
Insurance — 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,831,650
Chubb Corp.:
6.00%, 5/11/37	800	919,528
6.38%, 3/29/67(a)	2,550	2,511,750
The Travelers Cos., Inc.:
6.25%, 3/15/37(a)	500	480,000
6.25%, 6/15/37	1,000	1,184,670

		6,927,598

Total Capital Trusts — 0.3%		6,927,598

	Shares
Trust Preferred — 0.2%
Diversified Financial Services — 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,593,359

Total Preferred Securities — 0.5%		10,520,957

	Par (000)
Taxable Municipal Bonds
State of California,
7.63%, 3/01/40	$900	989,892
State of Illinois,
2.77%, 1/01/12	5,200	5,242,692

Total Taxable Municipal Bonds — 0.3%		6,232,584

SEPTEMBER 30, 2010	85

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.1%
Fannie Mae:
1.25%, 6/22/12	$13,100	$13,268,505
1.50%, 6/26/13	13,000	13,254,059
1.75%, 2/22/13(c)	10,000	10,254,480
2.38%, 7/28/15(c)	5,000	5,194,995
4.38%, 10/15/15(c)	9,300	10,547,763
6.63%, 11/15/30(c)	1,800	2,476,350
Federal Home Loan Banks:
4.88%, 5/17/17(c)	2,900	3,397,953
5.00%, 11/17/17(c)	3,300	3,909,018
5.38%, 5/18/16(c)	5,000	5,968,185
Freddie Mac:
4.75%, 11/17/15	7,000	8,091,293
5.13%, 11/17/17(c)	2,800	3,322,514

		79,685,115

Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	1,077	31,321
Series 3003, Class BI, 5.00%, 12/15/34	678	20,244
Series 3016, Class PI, 5.50%, 5/15/29	291	5,643

		57,208

Mortgage-Backed Securities — 76.4%
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33(a)	4,779	4,995,668
2.61%, 8/01/33	3,357	3,512,844
3.21%, 1/01/35(a)	1,986	2,086,142
3.35%, 4/01/40(a)	876	915,950
3.50%, 10/01/40(d)	27,000	27,852,131
4.00%, 8/01/25 - 10/01/40(d)	235,525	242,814,160
4.50%, 4/01/35 - 10/01/40(d)	295,086	307,829,991
5.00%, 1/01/18 - 10/01/40(d)	148,171	156,578,934
5.13%, 1/01/36(a)	2,276	2,373,512
5.50%, 9/01/19 - 10/01/40(d)	232,061	247,393,329
6.00%, 11/01/22 - 8/01/38	145,445	156,628,681
6.50%, 7/01/32 - 10/01/40(d)	22,945	25,372,011
Freddie Mac Mortgage Backed Securities:
2.58%, 10/01/33(a)	1,903	1,968,027
3.37%, 2/01/40(a)	5,476	5,725,001
4.00%, 4/01/40 - 10/01/40(d)	21,756	22,523,038
4.50%, 8/01/20 - 10/01/40(d)	51,256	53,498,121
4.57%, 4/01/38(a)	10,041	10,577,438
5.00%, 10/01/20 - 10/01/40(d)	46,261	48,727,816
5.50%, 12/01/27 - 8/01/38	23,895	25,475,762
6.00%, 12/01/28 - 10/01/40(d)	23,195	25,056,380
6.24%, 11/01/36(a)	3,268	3,480,570
6.50%, 5/01/21 - 1/01/36	4,846	5,359,250
Ginnie Mae Mortgage Backed Securities:
4.00%, 10/01/40(d)	2,000	2,067,813
4.50%, 7/15/39 - 10/01/40(d)	38,106	40,175,191
5.00%, 9/15/39 - 10/01/40(d)	37,352	40,016,329
5.50%, 6/15/34 - 10/01/40(d)	20,917	22,516,469
6.00%, 10/01/40(d)	16,000	17,362,500

		1,502,883,058

Total U.S. Government Sponsored Agency Securities — 80.5%		1,582,625,381

86	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29(e)	$700	$973,984
6.25%, 5/15/30	22,400	31,699,494
4.38%, 5/15/40	23,100	25,944,303
U.S. Treasury Notes:
4.00%, 2/15/14(e)	1,350	1,496,285
3.50%, 5/15/20(c)	40,900	44,395,723

Total U.S. Treasury Obligations — 5.3%		104,509,789

Total Long-Term Investments (Cost — $2,480,882,478) — 130.6%		2,568,853,885

	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.31%(f)(g)(h)	566,993,938	566,993,938
BlackRock Cash Funds: Prime, SL Agency Shares,
0.29%(f)(g)(h)	14,135,588	14,135,588

Total Money Market Funds (Cost — $581,129,526) — 29.5%		581,129,526

Total Investments Before TBA Sale Commitments (Cost — $3,062,012,004*) — 160.1%		3,149,983,411

	Par (000)
TBA Sale Commitments(d)
Fannie Mae Mortgage Backed Securities:
3.50%, 10/01/2040	$54,000	(54,944,942)
4.00%, 8/01/2025 - 10/01/2040	309,000	(318,165,000)
4.50%, 4/01/2035 - 10/01/2040	202,000	(210,395,625)
5.00%, 1/01/2018 - 10/01/2040	79,000	(83,159,844)
5.50%, 9/01/2019 - 10/01/2040	158,000	(167,949,063)
6.00%, 11/01/2022 - 08/01/2038	110,000	(118,146,824)

Total TBA Sale Commitments (Proceeds — $953,820,698) — (48.4)%		(952,761,298)

Total Investments Net of Outstanding TBA Sale Commitments — 111.7%		2,197,222,113
Liabilities in Excess of Other Assets — (11.7)%		(229,831,872)

Net Assets — 100.0%		$1,967,390,241

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,108,423,615

Gross unrealized appreciation	$90,643,998
Gross unrealized depreciation	(1,845,500)

Net unrealized appreciation	$88,798,498

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

SEPTEMBER 30, 2010	87

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$39,167,656	$195,346
Citigroup Global	$225,962,370	$(42,498)
Credit Suisse Securities LLC	$14,426,406	$48,594
Deutsche Bank Securities, Inc.	$(132,055,625)	$75,289
Goldman Sachs & Co.	$51,312,208	$(145,008)
JPMorgan Securities, Ltd.	$6,640,860	$(108,381)
Morgan Stanley Capital Services, Inc.	$5,254,072	$155,323
Nomura Securities	$(25,511,250)	$48,750
RBS Securities LLC	$(48,332,792)	$(7,008)
UBS Securities LLC	$20,845,000	$738

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	337,863,503	229,130,435	[1]	—	566,993,938	$566,993,938	—	$799,999
BlackRock Cash Funds:
Prime, SL Agency Shares	9,006,982	5,128,606	[1]	—	14,135,588	$14,135,588	—	$15,652

[1]	Represents net activity.

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
41	2-Year U.S. Treasury Notes	Chicago	December 2010	$8,998,859	$3,767
920	5-Year U.S. Treasury Notes	Chicago	December 2010	111,197,813	167,332
1,319	10-Year U.S. Treasury Notes	Chicago	December 2010	166,255,828	644,875
50	30-Year U.S. Treasury Bonds	Chicago	December 2010	6,685,938	1,469
356	Ultra Long U.S. Treasury Bonds	Chicago	December 2010	50,296,125	(120,260)

Total					$697,183

88	SEPTEMBER 30, 2010

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
3.32%(a)	3-month LIBOR	Deutsche Bank AG	August 2040	$14,900	$(190,004)

(a)	Pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$186,738

•	Credit default swaps on traded indexes – sold protection outstanding as of September 30, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Dow Jones CDX North America High Yield	5.00%	UBS AG	June 2015	B	$29,000	$(419,776)

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$206,226,851	—	$206,226,851
Corporate Bonds	—	479,213,744	—	479,213,744
Foreign Agency Obligations	—	22,276,090	—	22,276,090

SEPTEMBER 30, 2010	89

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	—	157,248,489	—	157,248,489
Preferred Securities	—	10,520,957	—	10,520,957
Taxable Municipal Bonds	—	6,232,584	—	6,232,584
U.S. Government Sponsored Agency Securities	—	1,582,625,381	—	1,582,625,381
U.S. Treasury Obligations	—	104,509,789	—	104,509,789
Short-Term Securities:
Money Market Funds	$581,129,526	—	—	581,129,526

	581,129,526	2,568,853,885		3,149,983,411

Liabilities:
TBA Sale Commitments	—	(952,761,298)	—	(952,761,298)

	—	(952,761,298)	—	(952,761,298)

Total	$581,129,526	$1,616,092,587	—	$2,197,222,113

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$186,738	—	$186,738
Interest rate contracts	$697,183	—	—	697,183
Liabilities:
Credit contracts	—	(419,776)	—	(419,776)
Interest rate contracts	—	(190,004)	—	(190,004)

Total	$697,183	$(423,042)	—	$274,141

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

[Assets/Liabilities:]	Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage - Backed Securities	Total
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	173,018	20,255	(28,231)	165,042
Net change in unrealized appreciation/depreciation	(13,127)	(20,598)	108,108	74,383
Purchases	3,637,145	—	—	3,637,145
Sales	(11,070,064)	(771,653)	(18,187,978)	(30,029,695)
Transfers in2	—	—	—	—
Transfers out[2]	(1,558,418)	(1,823,157)	(3,533,543)	(6,915,118)

Balance, as of September 30, 2010	—	—	—	—

[2]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

90	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.35%, 12/13/10(b)	$77,600	$77,600,000
0.56%, 1/28/11(b)	175,000	175,000,000
Banco Santander, New York,
0.85%, 11/01/10	250,000	250,000,000
Bank of Nova Scotia, Houston,
0.39%, 10/15/10	100,000	99,999,806
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.46%, 10/18/10	500,000	500,000,000
0.30%, 11/12/10	250,000	250,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	260,000	260,000,000
0.40%, 3/04/11	225,000	225,000,000
BNP Paribas S.A., New York:
0.42%, 11/03/10	225,000	225,000,000
0.38%, 12/01/10	175,000	175,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	432,000	432,000,000
Credit Agricole Corporate and Investment Bank, New York,
0.59%, 10/12/10(b)	270,000	270,000,000
Dexia Credit Local, New York,
0.46%, 6/29/11(b)	157,000	157,000,000
DNB NOR Bank ASA, New York,
0.31%, 3/31/11	11,000	11,000,000
Intesa Sanpaolo,
0.31%, 10/15/10(b)	300,000	299,996,436
KBC Bank N.V., New York,
0.62%, 11/22/10	285,340	285,340,000
Lloyds TSB Bank Plc, New York:
0.49%, 10/26/10	450,000	450,000,000
0.62%, 2/11/11	270,000	270,000,000
0.76%, 5/06/11(b)	75,000	75,000,000
Nordea Bank Finland Plc, New York,
0.39%, 10/14/10	600,000	600,000,000
Rabobank Nederland N.V., New York:
0.26%, 1/10/11(b)	110,000	110,000,000
0.26%, 1/13/11(b)	202,000	202,000,000
0.57%, 1/18/11	185,000	185,000,000
Royal Bank of Canada, New York:
0.26%, 10/01/10(b)	125,000	125,000,000
0.26%, 1/21/11(b)	116,015	116,015,000
Royal Bank of Scotland Plc, Connecticut:
0.67%, 2/09/11(b)	150,000	150,000,000
0.51%, 3/01/11(b)	125,000	125,000,000
Societe Generale, New York:
0.54%, 2/03/11(b)	130,000	130,000,000
0.40%, 2/14/11	200,000	200,000,000
1.33%, 5/05/11(b)	110,000	110,000,000
Sumitomo Mitsui Banking Corp., New York,
0.32%, 11/09/10	250,000	250,000,000
Unicredit Bank A.G.,
0.62%, 12/23/10	36,000	36,000,000
Unicredit SpA, New York:
0.53%, 11/10/10	300,000	300,000,000
0.68%, 11/10/10	270,000	270,000,000

Total Certificates of Deposit — 42.3%		7,396,951,242

Commercial Paper
Abbey National North America LLC,
0.40%, 12/01/10(c)	350,000	349,762,778
Banco Bilbao Vizcaya Argentaria S.A., London:
0.45%, 10/12/10(c)(d)	185,610	185,584,479
0.50%, 11/10/10(c)(d)	68,300	68,262,056
0.37%, 11/18/10(c)(d)	200,000	199,901,333
BNZ International Funding Ltd.,
0.34%, 2/01/11(b)(d)	250,000	250,008,471
BPCE S.A.,
0.54%, 3/23/11(c)(d)	121,000	120,686,005
Credit Agricole North America Inc.,
0.57%, 2/10/11(c)	270,000	269,435,700
Dexia Delaware LLC,
0.35%, 10/04/10(c)	368,680	368,669,247
Grampian Funding LLC,
0.36%, 11/19/10(c)(d)	45,000	44,977,950

SEPTEMBER 30, 2010	91

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper (concluded)
Intesa Funding LLC,
0.36%, 12/01/10(c)	$300,645	$300,464,154
KBC Financial Products International Ltd.:
0.50%, 10/04/10(c)(d)	33,100	33,098,621
0.50%, 10/08/10(c)(d)	49,000	48,995,236
Lloyds TSB Bank Plc,
0.45%, 3/25/11(c)	55,000	54,879,687
Natexis Banques Populaires US Finance Co. LLC:
0.14%, 10/01/10(c)	40,000	40,000,000
0.30%, 11/01/10(c)	200,000	199,949,194
NRW.BANK,
0.39%, 3/15/11(c)	105,000	104,812,312
Royal Bank of Scotland Group Plc,
0.47%, 10/28/10(c)(d)	134,500	134,452,589
Royal Park Investment Funding Corp.,
0.53%, 10/08/10(c)(d)	150,000	149,984,542
Santander Central Hispano Finance Delaware, Inc.,
0.49%, 11/18/10(c)	180,000	179,882,400
Unicredit Delaware, Inc.,
0.65%, 11/16/10(c)(d)	50,000	49,958,472

Total Commercial Paper — 18.0%		3,153,765,226

Time Deposits
Citibank NA, New York,
0.23%, 10/01/10	100,000	100,000,000
Natixis,
0.22%, 10/01/10	500,000	500,000,000
US Bank NA,
0.10%, 10/01/10	319,000	319,000,000

Total Time Deposits — 5.3%		919,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes,
0.21%, 2/23/11(c)	248,436	248,230,868
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11(b)	62,225	62,220,893
0.24%, 4/27/12(b)	144,460	144,425,277
0.38%, 7/13/12(b)	58,020	58,009,537
Federal Home Loan Bank,
0.75%, 1/18/11	35,030	35,065,057
Federal Home Loan Bank Variable Rate Notes,
0.47%, 10/06/11(b)	187,000	186,922,957
Freddie Mac Discount Notes:
0.17%, 11/16/10(c)	134,000	133,970,892
0.21%, 2/22/11(c)	149,200	149,077,656
0.25%, 6/02/11(c)	87,485	87,336,762
0.26%, 6/07/11(c)	153,706	153,429,585
0.26%, 6/21/11(c)	200,000	199,620,111
Freddie Mac Variable Rate Notes:
0.18%, 11/09/11(b)	730,075	729,501,363
0.19%, 1/13/12(b)	652,995	652,486,114
0.22%, 2/16/12(b)	110,000	109,938,910

Total U.S. Government Sponsored Agency Obligations — 16.9%		2,950,235,982

U.S. Treasury Obligations(c)
U.S. Treasury Bill:
0.18%, 3/03/11	200,000	199,847,000
0.27%, 9/22/11	175,000	174,541,403

Total U.S. Treasury Obligations — 2.1%		374,388,403

Repurchase Agreements
Banc of America Securities LLC, 0.35%, dated 9/30/10, due 10/1/10, maturity value $228,002,217 (collateralized by non-U.S. government debt securities, 0.00%, 1/3/11 to 4/1/11, par and fair value of $232,877,767 and $232,560,001, respectively)	228,000	228,000,000
Banc of America Securities LLC, 0.45%, dated 9/30/10, due 10/1/10, maturity value $122,001,525 (collateralized by non-U.S. government debt securities, 2.75% to 7.38%, 9/15/11 to 11/15/21, par and fair value of $116,050,974 and $128,100,000, respectively)	122,000	122,000,000
Banc of America Securities LLC, 0.55%, dated 9/30/10, due 10/1/10, maturity value $198,003,025 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/15 to 12/26/45, par and fair value of $2,762,535,729 and $211,860,000, respectively)	198,000	198,000,000

92	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (concluded)
BNP Paribas Securities Corp., 0.32%, dated 9/30/10, due 10/1/10, maturity value $425,003,778 (collateralized by non-U.S. government debt securities, 0.82% to 12.75%, 10/22/10 to 10/15/26, par and fair value of $375,659,846 and $437,750,001, respectively)	$425,000	$425,000,000
Citigroup Global Markets Inc., 0.40%, dated 9/30/10, due 10/1/10, maturity value $69,000,767 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 5.00%, 4/16/21 to 3/25/40, par and fair value of $105,073,584 and $75,246,607, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.46%, dated 9/30/10, due 10/12/10, maturity value $250,038,333 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 5.00%, 4/16/21 to 3/25/40, par and fair value of $380,701,391 and $272,632,635, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.60%, dated 9/30/10, due 10/1/10, maturity value $80,001,333 (collateralized by U.S. government obligations, 3.10% to 6.00%, 7/15/19 to 7/15/36, par and fair value of $129,338,802 and $82,400,000, respectively)	80,000	80,000,000
Citigroup Global Markets Inc., 0.70%, dated 9/30/10, due 10/1/10, maturity value $190,003,694 (collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 6/1/11 to 4/1/57, par and fair value of $300,790,492 and $247,000,000, respectively)	190,000	190,000,000
Deutsche Bank Securities Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $30,000,233 (collateralized by U.S. government obligations, 5.00% to 7.00%, 5/1/38 to 10/1/39, par and fair value of $64,873,038 and $30,900,000, respectively)	30,000	30,000,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $425,004,132 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 7.00%, 10/20/11 to 1/7/41, par and fair value of $609,978,408 and $443,214,029, respectively)	425,000	425,000,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $50,000,486 (collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 7.00%, 10/20/11 to 1/7/41, par and fair value of $71,762,166 and $52,142,827, respectively)	50,000	50,000,000
HSBC Securities (USA) Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $100,000,778 (collateralized by non-U.S. government debt securities, 0.00% to 8.75%, 3/19/12 to 3/1/45, par and fair value of $96,555,000 and $105,006,513, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.32%, dated 9/30/10, due 10/7/10, maturity value $50,003,111 (collateralized by non-U.S. government debt securities, 0.34% to 5.72%, 4/1/18 to 7/27/26, par and fair value of $51,707,750 and $52,503,410, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.55%, dated 9/30/10, due 10/1/10, maturity value $320,004,889 (collateralized by non-U.S. government debt securities, 0.00% to 6.30%, 11/15/13 to 3/25/24, par and fair value of $386,728,000 and $336,000,536, respectively)	320,000	320,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 9/30/10, due 10/1/10, maturity value $149,194,829 (collateralized by U.S. government obligations, 2.75% to 4.63%, 12/31/11 to 2/28/13, par and fair value of $143,215,300 and $152,177,942, respectively)	149,194	149,194,000

Total Repurchase Agreements — 15.4%		2,686,194,000

Total Investments (Cost — $17,480,534,853*) — 100.0%		17,480,534,853
Other Assets in Excess of Liabilities — 0.0%		5,125,256

Net Assets — 100.0%		$17,485,660,109

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

SEPTEMBER 30, 2010	93

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$17,480,534,853	—	$17,480,534,853

[1]	See above Schedule of Investments for values in each security type.

94	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro — 0.1%
Credit Industriel et Commercial, London,
0.45%, 1/05/11	$11,000	$11,000,293

Yankee(a) — 37.4%
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.35%, 12/13/10(b)	39,200	39,200,000
0.56%, 1/28/11(b)	125,000	125,000,000
Banco Santander, New York,
0.85%, 11/01/10	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.46%, 10/18/10	150,000	150,000,000
0.30%, 11/12/10	150,000	150,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	170,000	170,000,000
0.40%, 3/04/11	125,000	125,000,000
BNP Paribas S.A., New York:
0.42%, 11/03/10	125,000	125,000,000
0.38%, 12/01/10	125,000	125,000,000
Canadian Imperial Bank of Commerce, New York,
0.42%, 1/31/11(b)	288,000	288,000,000
Credit Agricole Corporate and Investment Bank, New York,
0.59%, 10/12/10(b)	188,000	188,000,000
Dexia Credit Local, New York,
0.46%, 6/29/11(b)	108,000	108,000,000
Intesa Sanpaolo,
0.31%, 10/15/10(b)	200,000	199,997,624
KBC Bank N.V., New York,
0.62%, 11/22/10	172,925	172,925,000
Lloyds TSB Bank Plc, New York:
0.49%, 10/26/10	305,000	305,000,000
0.62%, 2/11/11	130,000	130,000,000
0.76%, 5/06/11(b)	45,000	45,000,000
Nordea Bank Finland Plc, New York,
0.39%, 10/14/10	300,000	300,000,000
Rabobank Nederland N.V., New York:
0.26%, 1/10/11(b)	60,000	60,000,000
0.26%, 1/13/11(b)	125,000	125,000,000
0.57%, 1/18/11	135,000	135,000,000
Royal Bank of Canada, New York,
0.26%, 1/21/11(b)	58,485	58,485,000
Royal Bank of Scotland Plc, Connecticut,
0.51%, 3/01/11(b)	125,000	125,000,000
Societe Generale, New York:
0.55%, 10/15/10	300,000	300,000,000
0.54%, 2/03/11(b)	82,000	82,000,000
1.33%, 5/05/11(b)	75,000	75,000,000
Unicredit SpA, New York:
0.68%, 11/10/10	130,000	130,000,000
0.53%, 11/10/10	200,000	200,000,000

		4,186,607,624

Total Certificates of Deposit — 37.5%		4,197,607,917

Commercial Paper(c)
Atlantis One Funding Corp.,
0.30%, 11/15/10(d)	96,100	96,063,962
Banco Bilbao Vizcaya Argentaria S.A., London:
0.45%, 10/12/10(d)	114,390	114,374,271
0.00%, 11/10/10(d)	100,000	99,944,444
Credit Agricole North America Inc.,
0.57%, 2/10/11	200,000	199,582,000
Danske Corp.,
0.36%, 11/09/10(d)	72,000	71,971,920
Dexia Delaware LLC,
0.35%, 10/04/10	230,320	230,313,282
Govco LLC,
0.30%, 11/09/10(d)	43,600	43,585,830
Grampian Funding LLC,
0.36%, 11/19/10(d)	40,000	39,980,400
ING US Funding LLC,
0.39%, 10/25/10	92,875	92,850,853
Intesa Funding LLC,
0.36%, 12/01/10	199,355	199,235,082
Lloyds TSB Bank Plc,
0.45%, 3/25/11	31,000	30,932,188
Natexis Banques Populaires US Finance Co. LLC,
0.14%, 10/01/10	200,000	200,000,000
NRW.BANK,
0.39%, 3/15/11	75,000	74,865,938
Royal Park Investment Funding Corp.,
0.53%, 10/08/10(d)	131,000	130,986,500

SEPTEMBER 30, 2010	95

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper(c) (concluded)
Scaldis Capital LLC,
0.33%, 11/17/10(d)	$43,000	$42,981,474

Total Commercial Paper — 14.9%		1,667,668,144

Time Deposits
Citibank NA, New York,
0.23%, 10/01/10	200,000	200,000,000

Total Time Deposits — 1.8%		200,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes,
0.25%, 7/26/12(b)	225,000	224,918,249
Federal Farm Credit Bank Variable Rate Notes:
0.25%, 5/26/11(b)	37,775	37,772,507
0.24%, 4/27/12(b)	100,540	100,515,834
0.28%, 5/14/12(b)	101,000	101,033,762
Federal Home Loan Bank,
0.75%, 1/18/11	19,970	19,989,981
Federal Home Loan Banks:
0.31%, 7/22/11(b)	25,000	25,000,000
0.23%, 1/23/12(b)	82,000	81,972,820
Freddie Mac Discount Notes:
0.17%, 11/16/10(c)	241,000	240,947,650
0.21%, 2/22/11(c)	250,000	249,795,000
0.25%, 6/02/11(c)	54,515	54,422,627
0.26%, 6/07/11(c)	94,030	93,860,903
0.26%, 6/21/11(c)	200,000	199,620,111
Freddie Mac Variable Rate Notes:
0.18%, 11/09/11(b)	399,925	399,610,770
0.19%, 1/13/12(b)	347,005	346,734,575
0.22%, 2/16/12(b)	100,000	99,944,463

Total U.S. Government Sponsored Agency Obligations — 20.3%		2,276,139,252

U.S. Treasury Obligations(c)
U.S. Treasury Bill:
0.18%, 3/03/11	250,000	249,808,750
0.27%, 9/22/11	125,000	124,672,431

Total U.S. Treasury Obligations — 3.3%		374,481,181

Repurchase Agreements
Banc of America Securities LLC, 0.35%, dated 9/30/10, due 10/1/10, maturity value $49,000,476 (collateralized by non-U.S. government debt securities, 0.00%, 1/7/11, par and fair value of $50,035,595 and $49,980,000, respectively)	49,000	49,000,000
Banc of America Securities LLC, 0.45%, dated 9/30/10, due 10/1/10, maturity value $26,000,325 (collateralized by non-U.S. government debt securities, 2.85% to 6.30%, 10/1/13 to 3/15/18, par and fair value of $25,353,702 and $27,300,001, respectively)	26,000	26,000,000
Banc of America Securities LLC, 0.55%, dated 9/30/10, due 10/1/10, maturity value $42,000,642 (collateralized by non-U.S. government debt securities, 2.85% to 8.63%, 10/1/13 to 5/1/30, par and fair value of $41,246,114 and $44,100,001, respectively)	42,000	42,000,000
BNP Paribas Securities Corp., 0.32%, dated 9/30/10, due 10/1/10, maturity value $275,002,444 (collateralized by non-U.S. government debt securities, 2.30% to 10.50%, 7/14/14 to 9/30/27, par and fair value of $240,159,206 and $283,250,001, respectively)	275,000	275,000,000
Citigroup Global Markets Inc., 0.40%, dated 9/30/10, due 10/1/10, maturity value $20,000,222 (collateralized by non-U.S. government debt securities, 0.00% to 6.00%, 11/15/12 to 8/15/22, par and fair value of $26,392,119 and $22,000,000, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.46%, dated 9/30/10, due 10/12/10, maturity value $185,028,367 (collateralized by non-U.S. government debt securities, 0.00% to 6.00%, 11/15/12 to 8/15/22, par and fair value of $244,127,097 and $203,500,001, respectively)	185,000	185,000,000

96	SEPTEMBER 30, 2010

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (concluded)
Citigroup Global Markets Inc., 0.60%, dated 9/30/10, due 10/1/10, maturity value $50,000,833 (collateralized by U.S. government obligations, 0.61% to 5.50%, 11/15/17 to 10/15/37, par and fair value of $143,048,091 and $51,500,000, respectively)	$50,000	$50,000,000
Deutsche Bank Securities Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $947,007,371 (collateralized by U.S. government obligations, 5.50% to 7.00%, 6/1/35 to 10/1/38, par and fair value of $1,824,516,387 and $976,089,800, respectively)	947,660	947,660,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $20,000,194 (collateralized by U.S. government obligations, 5.00%, 8/1/25, par and fair value of $45,590,000 and $20,401,344, respectively)	20,000	20,000,000
Greenwich Capital Markets, 0.35%, dated 9/30/10, due 10/1/10, maturity value $250,002,431 (collateralized by U.S. government obligations, 4.00% to 5.00%, 11/1/22 to 9/1/40, par and fair value of $354,829,204 and $255,003,332, respectively)	250,000	250,000,000
JPMorgan Securities Inc., 0.32%, dated 9/30/10, due 10/7/10, maturity value $50,003,111 (collateralized by non-U.S. government debt securities, 0.58% to 5.75%, 7/15/20 to 4/25/23, par and fair value of $47,062,000 and $52,502,888, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.35%, dated 9/30/10, due 10/1/10, maturity value $100,000,972 (collateralized by non-U.S. government debt securities, 0.70% to 7.17%, 7/15/19 to 6/15/43, par and fair value of $152,926,733 and $105,002,785, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.35%, dated 9/30/10, due 10/1/10, maturity value $50,000,486 (collateralized by non-U.S. government debt securities, 0.70% to 7.17%, 7/15/19 to 6/15/43, par and fair value of $76,463,367 and $52,501,393, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.55%, dated 9/30/10, due 10/1/10, maturity value $50,000,764 (collateralized by non-U.S. government debt securities, 0.00% to 8.25%, 2/15/15 to 11/15/29, par and fair value of $44,710,000 and $51,500,835, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 9/30/10, due 10/1/10, maturity value $276,561,536 (collateralized by U.S. government obligations, 0.00% to 3.13%, 7/28/11 to 1/31/17, par and fair value of $272,718,200 and $282,090,248, respectively)	276,559	276,559,000
Morgan Stanley & Co. Inc., 0.30%, dated 9/30/10, due 10/1/10, maturity value $90,000,750 (collateralized by non-U.S. government debt securities, 0.00%, 10/1/10, par and fair value of $94,974,875 and $94,500,001, respectively)	90,000	90,000,000

Total Repurchase Agreements — 22.2%		2,481,219,000

Total Investments (Cost — $11,197,115,494*) — 100.0%		11,197,115,494
Other Assets in Excess of Liabilities — 0.0%		2,897,789

Net Assets — 100.0%		$11,200,013,283

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

SEPTEMBER 30, 2010	97

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$11,197,115,494	—	$11,197,115,494

[1]	See above Schedule of Investments for values in each security type.

98	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Banc of America Securities LLC, 0.24%, dated 9/30/10, due 10/1/10, maturity value $16,007,107 (collateralized by U.S. government obligations, 0.00%, 8/25/15, par and fair value of $16,316,000 and $16,327,546, respectively)	$16,007	$16,007,000
Deutsche Bank Securities Inc., 0.28%, dated 9/30/10, due 10/1/10, maturity value $16,000,124 (collateralized by U.S. government obligations, 5.00% to 7.00%, 12/1/18 to 2/1/38, par and fair value of $32,031,429 and $16,480,000, respectively)	16,000	16,000,000
Goldman Sachs & Co. Inc., 0.21%, dated 9/30/10, due 10/1/10, maturity value $16,000,093 (collateralized by U.S. government obligations, 6.25%, 12/20/39, par and fair value of $15,898,083 and $16,480,000, respectively)	16,000	16,000,000
JPMorgan Securities Inc., 0.24%, dated 9/30/10, due 10/1/10, maturity value $14,000,093 (collateralized by U.S. government obligations, 3.00%, 8/31/16, par and fair value of $13,200,000 and $14,280,635, respectively)	14,000	14,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 9/30/10, due 10/1/10, maturity value $10,094,056 (collateralized by U.S. government obligations, 0.00%, 3/24/11, par and fair value of $10,305,000 and $10,295,932, respectively)	10,094	10,094,000

Total Repurchase Agreements — 100.0%		72,101,000

Total Investments (Cost — $ 72,101,000*) — 100.0%		72,101,000
Liabilities in Excess of Other Assets — (0.0)%		(11,894)

Net Assets — 100.0%		$72,089,106

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities

Repurchase Agreements	—	$72,101,000	—	$72,101,000

SEPTEMBER 30, 2010	99

Schedule of Investments September 30, 2010 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bill:
0.27%, 10/07/10	$50,000	$49,997,792
0.22%, 10/14/10	150,000	149,988,496
0.22%, 10/21/10	45,090	45,083,989
0.24%, 10/28/10	75,000	74,986,725
0.25%, 11/04/10	68,000	67,984,266
0.23%, 11/26/10	120,000	119,958,000
0.22%, 12/02/10	50,000	49,981,056
0.21%, 12/09/10	49,960	49,940,223
0.21%, 1/06/11	100,000	99,944,214
0.20%, 1/13/11	100,000	99,942,222
0.20%, 1/20/11	125,000	124,924,844
0.20%, 1/27/11	125,000	124,918,056
0.19%, 2/03/11	250,000	249,834,201
0.19%, 2/17/11	99,814	99,741,718
0.19%, 2/24/11	125,000	124,906,215
0.19%, 3/03/11	100,000	99,918,400
0.20%, 3/24/11	50,000	49,952,875
0.19%, 3/31/11	50,000	49,952,236
0.49%, 4/07/11	72,000	71,817,640
0.27%, 9/22/11	25,000	24,934,486
U.S. Treasury Note:
0.88%, 1/31/11	10,000	10,023,072
0.88%, 2/28/11	269,000	269,729,704

Total U.S. Treasury Obligations — 44.1%		2,108,460,430

Repurchase Agreements
Banc of America Securities LLC, 0.23%, dated 9/30/10, due 10/1/10, maturity value $275,001,757 (collaterized by U.S. Treasury obligations, 1.00% to 1.88%, 7/31/11 to 6/15/12, par and fair value of $273,650,700 and $280,500,034, respectively)	275,000	275,000,000
Citigroup Global Markets Inc., 0.24%, dated 9/30/10, due 10/1/10, maturity value $600,004,000 (collaterized by U.S. Treasury obligations, 0.00% to 9.88%, 12/9/10 to 8/31/17, par and fair value of $548,627,700 and $612,000,121, respectively)	600,000	600,000,000
Credit Suisse Securities (USA) LLC, 0.23%, dated 9/30/10, due 10/1/10, maturity value $570,003,642 (collaterized by U.S. Treasury obligations, 2.63% to 4.75%, 8/31/12 to 8/15/17, par and fair value of $525,071,500 and $581,403,035, respectively)	570,000	570,000,000
Deutsche Bank Securities Inc., 0.23%, dated 9/30/10, due 10/1/10, maturity value $25,000,160 (collaterized by U.S. Treasury obligations, 0.75%, 8/15/13, par and fair value of $25,393,000 and $25,500,095, respectively)	25,000	25,000,000
HSBC Securities (USA) Inc., 0.23%, dated 9/30/10, due 10/1/10, maturity value $316,763,024 (collaterized by U.S. Treasury obligations, 3.13% to 8.50%, 2/15/11 to 2/15/29, par and fair value of $269,080,100 and $323,098,936, respectively)	316,761	316,761,000
JPMorgan Securities Inc., 0.24%, dated 9/30/10, due 10/1/10, maturity value $289,001,927 (collaterized by U.S. Treasury obligations, 2.50% to 8.13%, 6/30/17 to 8/15/21, par and fair value of $204,000,000 and $294,786,736, respectively)	289,000	289,000,000
Morgan Stanley & Co. Inc., 0.20%, dated 9/30/10, due 10/1/10, maturity value $296,946,650 (collaterized by U.S. Treasury obligations, 0.00% to 4.63%, 3/24/11 to 2/28/13, par and fair value of $291,256,400 and $302,883,977, respectively)	296,945	296,945,000

100	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements (concluded)
RBS Securities Inc., 0.25%, dated 9/30/10, due 10/1/10, maturity value $300,002,083 (collaterized by U.S. Treasury obligations, 3.38% to 4.50%, 7/31/13 to 2/15/16, par and fair value of $276,657,000 and $306,001,403, respectively)	$300,000	$300,000,000

Total Repurchase Agreements — 55.9%		2,672,706,000

Total Investments (Cost — $4,781,166,430*) — 100.0%		4,781,166,430
Liabilities in Excess of Other Assets — (0.0)%		(89,097)

Net Assets — 100.0%		$4,781,077,333

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$4,781,166,430	—	$4,781,166,430

[1]	See above Schedule of Investments for values in each security type.

SEPTEMBER 30, 2010	101

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 22, 2010